     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2003


                                                     REGISTRATION NOS. 333-03093
                                                                   AND 811-07615

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------
                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.       / /

                         POST-EFFECTIVE AMENDMENT NO. 17     /X/


                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 18             /X/

            JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT

                           (EXACT NAME OF REGISTRANT)


                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                               (NAME OF DEPOSITOR)


                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014

              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                  DEPOSITOR'S TELEPHONE NUMBER: (866) 667-0561


Name and Address of Agent for Service:         Copy to:

Craig A. Hawley, Esq.                          Michael Berenson, Esq.
Secretary and General Counsel                  Christopher D. Menconi, Esq.
Inviva, Inc.                                   Morgan, Lewis & Bockius LLP
9920 Corporate Campus Drive, Suite 1000        1111 Pennsylvania Avenue, N.W.
Louisville, Kentucky 40223                     Washington, D.C. 20004


It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _____ pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:

/ / this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment


 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

            JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT

                                       OF


                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
  Administrative Office: P.O. Box 36840 - Louisville, KY 40233 - (866) 667-0561


    INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT--FLEXIBLE PURCHASE PAYMENTS


   The individual deferred variable annuity contract (the "Contract") described in this Prospectus is issued by Jefferson National Life Insurance Company ("Jefferson National"). The Contract offers several investment options and provides for the payment of annuity and other benefits at a future date. The Contract is sold only to individuals who wish to accumulate assets by engaging in strategic asset allocation, tactical asset allocation or sector rotating investing with the assistance of a professional money manager. The investment options, which are provided through the Jefferson National Life Advisor Variable Annuity Account (a separate account of Jefferson National), are separate investment funds ("Funds") of Rydex Variable Trust. You can invest in the following Funds of Rydex Variable Trust:


BENCHMARK FUNDS

   -   Arktos (inverse (opposite) of the performance of the NASDAQ 100 Index)

   -   Juno

   -   Large Cap Europe
   -   Large Cap Japan

   -   Medius
   -   Mekros

   -   Nova (150% of the daily basis of the S&P 500 Index)
   -   OTC (100% of the performance of the NASDAQ 100 Index)

   -   Titan 500

   -   U.S. Government Bond
   -   Ursa (seeks results that inversely correlate to S&P 500 Index)

   -   Velocity 100


SECTOR FUNDS

   -   Banking
   -   Basic Materials
   -   Biotechnology
   -   Consumer Products
   -   Electronics
   -   Energy
   -   Energy Services
   -   Financial Services
   -   Health Care
   -   Internet
   -   Leisure
   -   Precious Metals

   -   Real Estate

   -   Retailing
   -   Technology
   -   Telecommunications
   -   Transportation
   -   Utilities

MONEY MARKET FUND

   -   U.S. Government Money Market


   You can also invest in a Fixed Account of Jefferson National.


   The Contract is not intended as a short-term investment vehicle. Early withdrawals of purchase payments from the Contract may be subject to a contingent deferred sales charge of up to 7%.

   Withdrawals by an owner before age 59 1/2may be subject to a 10% additional income tax penalty.

THE CONTRACTS:

   -   ARE NOT BANK DEPOSITS
   -   ARE NOT FEDERALLY INSURED
   -   ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   -   ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL


                                   May 1, 2003


   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   This Prospectus contains information that you should know before investing. It should be read and retained for future reference. Additional information is contained in a Statement of Additional Information, dated May 1, 2003, which has been filed with the Securities and Exchange Commission and is legally a part of this prospectus. The Securities and Exchange Commission has a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the Securities and Exchange Commission.

   INQUIRIES: If you would like the Statement of Additional Information at no charge or would like more information about the Contract, please write our administrative office: to P.O. Box 36840, Louisville, Kentucky 40233, or call
(866) 667-0561. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                        JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT


                                TABLE OF CONTENTS


                                                                            PAGE
DEFINITIONS                                                                   4
FEE TABLE                                                                     5
CONDENSED FINANCIAL INFORMATION                                               6
JEFFERSON NATIONAL LIFE INSURANCE COMPANY                                     7
THE SEPARATE ACCOUNT                                                          7
   The Funds                                                                  7
THE CONTRACT                                                                  8
   Financial Advisor/Strategic or Tactical Asset Allocation Services          8
   Contract Changes                                                           8
   Substitution of Funds                                                      9
   Purchase Payments                                                          9
   Free Look                                                                  9
   Accumulation Units                                                         9
   Transfers                                                                 10
   Withdrawals                                                               10
   Withdrawals to Pay Financial Advisor's Fees                               10
   Suspension of Payment or Transfers                                        10
   Systematic Withdrawal Plan                                                10
PAYMENT ON DEATH                                                             11
ANNUITY PROVISIONS                                                           11
   Annuity Options and Annuity Payments                                      11
   Annuity Date                                                              12
FEES AND CHARGES                                                             12
THE FIXED ACCOUNT                                                            14
BENEFICIARY                                                                  14
OWNERSHIP                                                                    14
TAXES                                                                        14
   Annuity Contracts in General                                              14
   Tax Status of the Contracts                                               14
   Taxation of Non-Qualified Contracts                                       15
   Taxation of Qualified Contracts                                           16
   Possible Tax Law Changes                                                  17
PERFORMANCE INFORMATION                                                      17
LEGAL MATTERS                                                                17
LEGAL PROCEEDINGS                                                            17
APPENDIX A - ACCUMULATION UNIT VALUES                                        18
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                 21

DEFINITIONS

   ACCUMULATION UNIT: A unit of measure used to compute your interest in a Subaccount of the Separate Account prior to the Annuity Date.

   ANNUITY DATE: The date on which annuity payments begin.

   CONTRACT: The individual deferred variable annuity offered by and described in this Prospectus.

   CONTRACT OWNER: The person specified in the Contract as the owner of the Contract and entitled to exercise ownership rights under the Contract.

   CONTRACT VALUE: The current value of all interests held under the Contract in Subaccounts of the Separate Account and the Fixed Account.

   FINANCIAL ADVISOR: A person who is registered as an Investment Adviser with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended, or who qualifies for exclusion from such registration, and who provides strategic, asset allocation, tactical asset allocation or sector rotating services to you and who is not prevented from providing such services by any federal or state regulatory action.


   FIXED ACCOUNT: An account maintained by Jefferson National as part of its general asset account. Amounts allocated and transferred to the Fixed Account are held and accumulated on a fixed basis.


   FUND: An investment portfolio of Rydex Variable Trust.


   SEPARATE ACCOUNT: Jefferson National Life Variable Annuity Account, a separate account of Jefferson National Life Insurance Company.


   SUBACCOUNT: A segment within the Separate Account which invests in a Fund of Rydex Variable Trust.

   TRUST: Rydex Variable Trust.

   YOU: A reference to "you" means the Contract Owner or prospective Contract Owner.


   WE OR US: A reference to "we" or "us" means Jefferson National Life Insurance Company.

FEE TABLE

   The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between Subaccounts. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES




WITHDRAWAL CHARGE (as a percentage
of purchase payments withdrawn)(1)                                             7%

TRANSFER FEE                                                                None



The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.



ANNUAL CONTRACT FEE                                                         None

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of Subaccount values)

Mortality and Expense Risk Charge(2)                                        1.25%
Contract Administration Charge                                              0.15%
                                                                            ----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                      1.40%



   The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in each Fund's prospectus.



                                                                       MINIMUM   MAXIMUM
TOTAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management
fees, distribution and/or service (12b-1) fees, and other expenses)     1.24%     1.85%



   (1) A withdrawal charge may be applied if you withdraw money from the Contract or, the Contract has been in effect for less than five years, or money in the Contract is applied to provide annuity payments for less than five years. The withdrawal charge, which applies separately to each purchase payment, declines to zero over a seven-year period commencing on the date we received the purchase payment. See "Fees and Charges" in this Prospectus for additional information, including information on free withdrawals.

   (2) Presently, the mortality and expense risk charge for the Rydex U.S. Government Money Market Subaccount is being reduced to 0.65% of the average daily net assets of the Subaccount. We reserve the right to eliminate some or all of this reduction at any time. We will provide you with notice if and when we do so. Please call your representative or call the Customer Service Center at (866) 667-0561 to learn more about the mortality and expense risk charge.

EXAMPLES OF FEES AND EXPENSES

   This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

   The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      (1) If, at the end of the applicable time period, (a) you surrender your Contract, or (b) you annuitize when your Contract has been in effect for less than five years and your annuity payments do not involve a life contingency or are not for a period of five or more years:



           1 YEAR           3 YEARS          5 YEARS           10 YEARS
           $  954           $ 1,529          $ 2,039           $  3,518



      (2) If, at the end of the applicable time period, (a) you do not surrender your Contract, or (b) you annuitize when your Contract has been in effect for at least five years, or (c) you annuitize when your Contract has been in effect for less than five years but your annuity payments involve a life contingency or are for a period of five years or more:



           1 YEAR           3 YEARS          5 YEARS           10 YEARS
           $  325           $   992          $ 1,683           $  3,518



CONDENSED FINANCIAL INFORMATION

   Appendix A to this prospectus contains tables that show accumulation unit values and the number of accumulation units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

   Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, we were known as Conseco Variable Insurance Company and prior to October 7, 1998, we were known as Great American Reserve Insurance Company.

   We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Inviva, Inc.


THE SEPARATE ACCOUNT


   We established the Separate Account under Texas insurance law on April 15, 1996. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust. Prior to May 1, 2003, the Separate Account was known as Conseco Advisor Variable Annuity Account and prior to May 1, 2001 it was known as Rydex Advisor Variable Annuity Account.


   Income, gains and losses, realized or unrealized, of the Separate Account are credited to or charged against the Separate Account without regard to any of our other income, gains or losses. Assets equal to the reserves and other Contract liabilities with respect to the Separate Account are not chargeable with liabilities arising out of any of our other business activities. We are obligated to pay all benefits and make all payments under the Contracts.


   As a Contract Owner participating in a Subaccount of the Separate Account, you may instruct us as to the voting of the shares of the Fund held in the Subaccount. The number of shares of a Fund for which voting instructions may be given is determined by dividing the Contract Owner's interest in the applicable Subaccount by the net asset value of the Fund share. Should governing law, or interpretations thereof, change so as to permit us to vote shares of the Funds in our own right, we may elect to do so. Further, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with federal law or interpretations thereof.


   All inquiries regarding the Separate Account, the Contracts, or any related matter should be directed to our administrative office at: P.O. Box 36840, Louisville, Kentucky 40233, (866) 667-0561.

   The principal underwriter of the Contract (under federal securities laws) is Inviva Securities Corporation, 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. Inviva Securities Corporation is an affiliate of Jefferson National by virtue of their being under the common control of Inviva, Inc.


THE FUNDS

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:

BENCHMARK FUNDS

   -   Arktos (inverse (opposite) of the performance of the NASDAQ 100 Index)

   -   Juno

   -   Large Cap Europe
   -   Large Cap Japan

   -   Medius
   -   Mekros

   -   Nova (150% of the daily basis of the S&P 500 Index)
   -   OTC (100% of the performance of the NASDAQ 100 Index)

   -   Titan 500

   -   U.S. Government Bond
   -   Ursa (seeks results that inversely correlate to S&P 500 Index)

   -   Velocity 100


SECTOR FUNDS

   -   Banking
   -   Basic Materials
   -   Biotechnology
   -   Consumer Products
   -   Electronics
   -   Energy
   -   Energy Services
   -   Financial Services
   -   Health Care
   -   Internet
   -   Leisure
   -   Precious Metals

   -   Real Estate

   -   Retailing
   -   Technology
   -   Telecommunications
   -   Transportation
   -   Utilities

MONEY MARKET FUND

   -   U.S. Government Money Market


   Shares of the Funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Jefferson National. Certain Funds may also be sold directly to qualified plans. Jefferson National believes that the offering of Fund shares in this manner will not be disadvantageous to you.

   Jefferson National may enter into certain arrangements under which it is reimbursed by the advisor and/or distributor of Rydex Variable Trust for the administrative services which it provides to the Funds.

   The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that the investment advisor manages. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of such other mutual funds. The investment advisor cannot guarantee, and makes no representation, that the investment results of similar funds will be comparable even though the Funds have the same investment advisor.

   You should read the prospectus for the Trust carefully. A copy of the Trust prospectus is attached to this prospectus. Certain portfolios contained in the Trust prospectus may not be available with your Contract. There can be no assurance that the investment objectives of the Funds will be achieved. The Trust prospectus contains more complete information including a description of the investment objectives, policies, restrictions and risks of each Fund.

THE CONTRACT


FINANCIAL ADVISOR/STRATEGIC OR TACTICAL ASSET ALLOCATION SERVICES


   The Contract is sold only to individuals who have retained a Financial Advisor to provide strategic asset allocation, tactical asset allocation, or sector rotating services under their Contract. You are responsible for selecting, supervising, and paying any compensation to your Financial Advisor. You must execute a limited power of attorney authorizing your Financial Advisor to give allocation and transfer directions to us and/or our designee. The limited power of attorney also provides that you will indemnify and hold Rydex Fund Services and its affiliates and Jefferson National, their directors, officers, and employees harmless from all liabilities and costs, including attorney fees and expenses, which they may incur by relying upon the instructions of the Financial Advisor or upon the limited power of attorney. You may make withdrawals from or surrender your Contract at any time. HOWEVER, ONLY YOUR FINANCIAL ADVISOR MAY GIVE US DIRECTIONS TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE SUBACCOUNTS OR TO THE FIXED ACCOUNT.


   We do not recommend, select or supervise your Financial Advisor. We do not make recommendations on strategic or tactical asset allocations or transfers. We are not responsible for advice provided by your Financial Advisor.

   If you enter into an advisory agreement with your Financial Advisor to have the Financial Advisor's fee paid out of your Contract Value, you should consider the tax consequences of withdrawing funds from the Contract to pay the fee. See "Withdrawals--Withdrawals To Pay Financial Advisor's Fees" and "Taxes" in this Prospectus.

   To change your Financial Advisor without interrupting allocations and transfers among Subaccounts, you must:

   (1)  notify us in writing of the name of your new Financial Advisor, and

   (2) provide us with a power of attorney authorizing your new Financial Advisor to give us asset allocation directions.

   If we receive notification that:

     - your Financial Advisor is no longer authorized by you to give strategic or tactical asset allocation directions on your behalf, or

     -    your Financial Advisor has resigned or has died, or

     -    your Financial Advisor is otherwise not able to act on your behalf amounts credited under your Contract to Subaccounts of the Separate Account will be transferred to the U.S. Government Money Market Subaccount. We will notify you of the transfer and the information we received. You may transfer amounts from the U.S. Government Money Market Subaccount to the Fixed Account without a Financial Advisor. Until such time as we receive written notification of the name of your new Financial Advisor and we receive a power of attorney authorizing your new Financial Advisor to give us investment instructions, your investment options are limited to the U.S. Government Money Market Subaccount and the Fixed Account. When we receive written notification of your new Financial Advisor and the power of attorney, allocations and transfers among the investment options may resume. You may also surrender your Contract. Withdrawals may be made from the Contract Value subject to any applicable withdrawal fee.

   The strategic asset allocation, tactical asset allocation or sector rotating contemplated in the Contract may be characterized as aggressive investing. There can be no assurance that any Financial Advisor will predict market moves successfully. In selecting your Financial Advisor, you should carefully consider his or her education, experience and reputation.

CONTRACT CHANGES

   The Contract may be amended at any time to conform to applicable laws or governmental regulations.

SUBSTITUTION OF FUNDS


   If, in our judgment, investment in any of the Funds becomes inappropriate to the purposes of the Contract, we may substitute another fund for existing and future funds. We will obtain any required prior approval of the Securities and Exchange Commission and any governing state insurance department before we do so. In addition, we may, in our discretion, no longer make available any of the Subaccounts and may offer additional Subaccounts of the Separate Account. New or substitute Funds may have different fees and expenses and their availability may be limited to certain classes of purchasers.


PURCHASE PAYMENTS

   To purchase a Contract, your completed application and all required documentation, together with a check for the first purchase payment, must be forwarded to our administrative office. Once we receive your purchase payment and all necessary information, we will issue a Contract to you and allocate your first purchase payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we obtain all of the necessary information.


   If your application and all required documentation are in good order and we have received your first purchase payment at our administrative office, we will, within two business days, issue your Contract on the Contract Date, on which date we will allocate your first purchase payment(s) to the Rydex U.S. Government Money Market Subaccount ("Money Market Subaccount") and/or the Fixed Account. If you add any more money to the Contract, we will place those purchase payments first in the Money Market Subaccount and/or the Fixed Account. While held in the Fixed Account, your purchase payment(s) will be credited with interest at the current fixed account rates. While held in the Money Market Subaccount, your purchase payment(s) will be credited with gains and losses of that Subaccount.


   Fourteen (14) days after the Contract Date, you may (through your Financial Advisor) transfer any money in the Money Market Subaccount and the Fixed Account to any Subaccounts and the Fixed Account.


   If you add more money to your Contract by making additional purchase payments, we will credit these amounts to your Contract as of the business day they are received. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect the timing of our receipt of your purchase payment. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time.


   We reserve the right to reject any application or purchase payment. All subsequent purchase payments are sent directly to our administrative office.

   The minimum initial purchase payment is $25,000 and the minimum for each subsequent purchase payment is $1,000. We will accept total purchase payments under your Contract of up to $2,000,000. Payments to us in excess of $2,000,000 require our prior approval. The maximum amount of total purchase payments for which our prior approval is required may vary in certain states.

FREE LOOK

   If you change your mind about owning the Contract, you may cancel the Contract by returning it to us within 10 days of receiving it (or within a longer period as provided under applicable state law). If you exercise this right, we will refund either the Contract Value or all of your purchase payments, as required under applicable state law.

ACCUMULATION UNITS

   Purchase payments and amounts allocated and transferred to a Subaccount are credited to the Contract in the form of Accumulation Units. We determine the number of Accumulation Units by dividing the purchase payment or transfer amount by the value of the Accumulation Unit for the valuation period in which the purchase payment or transfer amount is received at our administrative office or, in the case of the initial purchase payment, is accepted by us. The number of Accumulation Units will not change as a result of the investment experience of the Subaccounts.

   Accumulation Units are used to account for all amounts allocated to or withdrawn from a Subaccount as a result of purchase payments, withdrawals, transfers and charges.

   For each Subaccount of the Separate Account the value of an Accumulation Unit was set at $10 when the Subaccount was established. The value of an Accumulation Unit may increase or decrease from one valuation period to the next. We calculate the value of an Accumulation Unit for each Subaccount after the New York Stock Exchange closes each day. A valuation period is the interval from one valuation day of a Subaccount to the next valuation day, measured from the time each day the Subaccount is valued.

   The value of an Accumulation Unit for a valuation period, is determined by dividing the current market value of the assets of the Subaccount less any liabilities, by the total number of Accumulation Units of the Subaccount.

   The following all affect Accumulation Unit values:

     - the investment experience of the shares of the Fund held in the Subaccount,

     -    expenses of the Subaccount, and the Fund, and

     -    the deduction of fees and charges at the Subaccount and Fund levels.

TRANSFERS

   Only your Financial Advisor may make transfers among the Subaccounts at any time prior to the Annuity Date. Transfer requests may be made by telephonic or other electronic instruction satisfactory to us. By authorizing your Financial Advisor to give transfer instructions by telephone or other electronic medium, you agree that we will not be liable for any losses you may suffer from any fraudulent or unauthorized transfer instruction. We or our designee will employ reasonable procedures to confirm that transfer instructions are genuine, such as requiring some form of personal identification. We may discontinue or change the right to make telephonic and other electronic transfers at any time.

   The minimum amount which can be transferred is $500 from any Subaccount or your entire interest in the Subaccount, if less. We do not charge you for transfers.

WITHDRAWALS

   Prior to the Annuity Date, you may withdraw all or part of your Contract Value. Withdrawals will be based on values for the valuation period in which we receive a proper written request for withdrawal (and the Contract, if required) at our administrative office.

   The withdrawal will be based on the Accumulation Unit value next determined after receipt on that date. We will normally make payments within seven days of receipt of the written request and the Contract, if required.

   A WITHDRAWAL MAY RESULT IN A WITHDRAWAL CHARGE AND/OR TAX CONSEQUENCES (INCLUDING AN ADDITIONAL 10% TAX PENALTY UNDER CERTAIN CIRCUMSTANCES).

   Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Withdrawal Charge" and "Taxes" in this Prospectus.

   The following applies to withdrawals:

     -    The minimum amount you can withdraw is $500.

     - The remaining Contract Value after a withdrawal must be at least $10,000 ($3,500 for Contracts held under a tax-qualified retirement arrangement).


     - If a partial withdrawal, plus any withdrawal charge, would reduce the value of your Contract to less than $10,000 ($3,500 for tax-qualified Contracts), Jefferson National reserves the right to treat the partial withdrawal as a total withdrawal of your Contract Value. We reserve the right to increase or decrease such minimums.


     - If you request a partial withdrawal, you must specify in writing the Subaccount(s) and/or Fixed Account from which funds are to be withdrawn.

WITHDRAWALS TO PAY FINANCIAL ADVISOR'S FEES


   Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from your Contract Value to pay for the services of your Financial Advisor. If your Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. If you are under age 59 1/2, the withdrawal may also be subject to a 10% tax penalty. If your Contract is tax-qualified, the withdrawal for the payment of fees will not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of Financial Advisor fees from your Contract.


SUSPENSION OF PAYMENT OR TRANSFERS


   Jefferson National may be required to suspend or postpone payments for withdrawal or transfers for any period when:


   1. the New York Stock Exchange, the Chicago Board of Trade or the Chicago Mercantile Exchange, as appropriate, is closed (other than customary weekend and holiday closings);

   2. trading on the New York Stock Exchange, the Chicago Board of Trade or the Chicago Mercantile Exchange is restricted;

   3. an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the net asset value of the shares of the Funds;

   4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

   If mandated under applicable law, we may be required to reject a purchase payment and/or otherwise block access to a Contract owner's Contract and thereby refuse to pay any request for transfers, partial or full withdrawals, annuity payments, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

SYSTEMATIC WITHDRAWAL PLAN

   We administer a systematic withdrawal plan which enables you to arrange for pre-authorized systematic withdrawals. To take advantage of the plan, you enter into an agreement with us to withdraw a level dollar amount from specified Subaccounts on a periodic basis. If you do a reallocation and do not specify subaccounts, all systematic withdrawals will be withdrawn from your Fixed Account and Subaccounts on a pro-rata basis. The plan is available only with respect to amounts which are free of any withdrawal charge. See "Fees and Charges" in this Prospectus for information on amounts that may be withdrawn from the Contract free of any withdrawal charge.

   If you make an additional withdrawal which is not part of the systematic withdrawal plan, the plan will terminate automatically and may be reinstated only on or after making a written request to us.

   INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

PAYMENT ON DEATH

   If you or your spouse, as joint Contract Owner, dies prior to the Annuity Date, we will pay the death benefit to the beneficiary. Upon the death of a joint Contract Owner, the surviving joint Contract Owner will become the primary beneficiary.


   The death benefit is the greater of purchase payments made under the Contract less any withdrawals and applicable charges or the Contract Value on the date proof of death is received at our administrative office (subject to state regulations which vary from state to state).

   When we receive notification of a Contract Owner's death, the amounts held in Subaccounts under your Contract will be transferred to the U.S. Government Money Market Subaccount. Payment will be in a lump sum unless an annuity option is chosen. A beneficiary, other than the surviving spouse of the deceased Contract Owner, may choose only an annuity option which provides for full payout within five years of death, or within the life or life expectancy of the beneficiary. Payments must begin within one year of the Contract Owner's death if a life expectancy option is selected. If the surviving spouse of a deceased Contract Owner is the beneficiary, he or she may choose to continue the Contract in force. If the spouse continues the Contract, the death benefit otherwise payable will be the initial Contract Value.

   If you or your spouse, as joint Contract Owner, who is not the Annuitant, dies on or after the Annuity Date, any remaining payments under the Annuity Option that was selected will continue at least as rapidly as under the pay-out plan in effect upon death. Upon the death of a joint Contract Owner after the Annuity Date, the surviving joint Contract Owner will be treated as the primary beneficiary. Any other person designated on record as a beneficiary at the time of death will be treated as a contingent beneficiary.


   If you are a natural person and not the Annuitant and the Annuitant dies prior to the Annuity Date, the Contract will continue in force on the same terms and you will become the Annuitant, unless another person is designated by you. If the Contract Owner is a non-natural person (for example, a corporation) then the death of the Annuitant will be treated as the death of the Contract Owner and a new Annuitant may not be named.

   If the Annuitant dies on or after the Annuity Date, any remaining payments will be made as provided for in the annuity option selected. See "Annuity Provisions" in this Prospectus.

   Different rules apply to payments on death under tax-qualified Contracts.

ANNUITY PROVISIONS

ANNUITY OPTIONS AND ANNUITY PAYMENTS


   You may select any one of the following fixed annuity options or any other option satisfactory to you and Jefferson National. You can change the annuity option with 30 days written notice to us prior to the Annuity Date. The Contract Value, less any applicable withdrawal charge, is applied to the Annuity Table in the Contract to determine the amount of each fixed annuity payment to be made under the annuity option selected.


   We do not deduct a withdrawal charge if the annuity payments begin at least 5 years after the effective date of the Contract and are paid under any life annuity option, or any annuity option with payments for a minimum of 5 years.


   Annuity payments will be made to the Annuitant unless you notify us otherwise in writing. The Annuitant is the individual designated by the Contract Owner on whose continuation of life annuity payments may depend.

   FIRST OPTION--INCOME FOR LIFE. An annuity payable monthly during the lifetime of the Annuitant and ceasing with the last monthly payment due prior to the death of the Annuitant. This option offers a greater level of monthly payments than the second option, since it would be possible under this option to receive only one annuity payment if the Annuitant died prior to the due date of the second annuity payment. This option is generally not available if the Annuitant is over the age of 85.

   SECOND OPTION--INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, payments have been made for less than 5, 10, or 20 years (you choose before payments begin), annuity payments will be continued during the remainder of such period to the beneficiary. If no beneficiary is designated, we will pay in a lump sum to the Annuitant's estate the present value of the remaining payments, as of the date of death, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this Second Option provides a specified minimum number of annuity payments, this option results in somewhat lower payments per month than the First Option.

   THIRD OPTION--INCOME FOR LIFE WITH REFUND AT DEATH. Payments are made for the installment refund period, which is the time required for the sum of the payments to equal the amount applied, and thereafter for the life of the payee. If the payee dies before we have refunded the amount applied to this annuity, we will pay the remaining amount to your beneficiary. If no beneficiary is designated, we will pay in a lump sum to the payee's estate the present value of the remaining payments, as of the date of death, computed on the basis of the assumed net investment rate used in determining the first monthly payment.

   FOURTH OPTION--INCOME FOR A SPECIFIED PERIOD. Payments are made for the number of years selected, which may be from 3 through 20. If the Annuitant dies before the specified number of monthly payments are made, we will pay the remaining payments to the designated beneficiary in a lump sum payment. If no beneficiary is designated, we will pay in a lump sum to the Annuitant's estate the present value of the remaining payments, as of the date of death, computed on the basis of the assumed net investment rate used in determining the first monthly payment.

   FIFTH OPTION--JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly payments during the joint lifetime of the Annuitant and a joint Annuitant. Payments will continue during the lifetime of the surviving Annuitant and will be computed on the basis of 100%, 50%, or 66 2/3% of the annuity payment (or other limits) in effect during their joint lifetime.


   Annuity payments will be made monthly. However, if any payment would be or become less than $50, we may change the frequency so that payments are at least $50 each. If the net Contract Value to be applied at the Annuity Date is less than $10,000 ($3,500 for a Contract held under tax-qualified retirement arrangements), we reserve the right to pay such amount in a lump sum.

   We may require proof of age, sex, or survival of any person upon whose continuation of life annuity payments depend.

ANNUITY DATE

   You select the Annuity Date in the application for the Contract. You may change the Annuity Date by notifying us in writing of a new Annuity Date at least 30 days prior to the current Annuity Date. The Annuity Date may not be later than the first Contract year after the Annuitant's 90th birthday or the maximum date permitted under applicable state law. If the Contract Owner is 85 or older on the date of issue, the Annuity Date may not be later than the fifth Contract year. If no Annuity Date is selected, we will assume the latest possible Annuity Date.

   For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a Contract held as an IRA, the Annuity Date may not be later than April 1 of the year after the year in which the Annuitant attains age 70 1/2 .

FEES AND CHARGES

   CONTRACT ADMINISTRATION FEE. We deduct a contract administration fee from the Separate Account for services rendered in administering the Contract. Contract administration includes preparing and issuing Contracts, communicating with Contract Owners, maintaining Contract records and preparing and distributing Contract Owner reports and statements. The fee is equal to an effective annual rate of 0.15% of the daily net assets of each Subaccount of the Separate Account. We may not increase the fee over the duration of the Contract.


   MORTALITY AND EXPENSE RISK CHARGE. We deduct a mortality and expense risk charge from the Separate Account. Mortality risk refers to risks Jefferson National assumes in the obligation to make annuity payments over the life time of Annuitants and the obligation to pay minimum death benefits that may exceed your Contract Value. Expense risk refers to the risk Jefferson National assumes in the obligation not to increase administration charges over the life of the Contract even though future expenses may increase. The mortality and expense risk charge is equal to an annual rate of 1.25% of the daily net assets of each Subaccount.


   WITHDRAWAL CHARGE. The withdrawal charge, when applicable, permits us to recover a portion of our expenses relating to the sale of the Contract. Sales expenses which are not covered by the withdrawal charge are paid from surplus in our general account, which may include revenues from our mortality and expense risk charge. We may assess a withdrawal charge against the purchase payments when you withdraw the payments.


   We may also assess a withdrawal charge if you begin receiving annuity payments when the Contract has been in effect less than five years and your Contract Value is applied to an annuity option that does not involve a life contingency or does not provide for payments for five years or more.


   Subject to certain state variations, the withdrawal charge will be a specified percentage of the sum of the purchase payments paid within seven years prior to the date of withdrawal, adjusted for any prior withdrawals. There is no charge on withdrawals of:

   (a) purchase payments that have been in the Contract more than seven complete Contract years, or

   (b) free withdrawal amounts described below. The length of time from receipt of a purchase payment to the time of withdrawal determines the withdrawal charge.

   For the purpose of calculating the withdrawal charge, withdrawals will be deemed made first from purchase payments on a first-in, first-out basis and then from any gain. The withdrawal charge applies to withdrawals from both the Separate Account and Fixed Account.

   We will not assess a withdrawal charge:

   - in the event of the death of the Contract Owner (subject to certain state variations), or


   - if payments are made under an annuity option that begins at least five years after the effective date of the Contract or your annuity payments begin within five years of the Contract's effective date and are to be paid under an annuity option involving a life contingency or providing payments for a minimum of five years.


   The withdrawal charge, if applicable, equals:

YEARS SINCE
RECEIPT OF PAYMENT                  WITHDRAWAL CHARGE
-------------------------------------------------------
First Year                                  7%
Second Year                                 7%
Third Year                                  6%
Fourth Year                                 5%
Fifth Year                                  4%
Sixth Year                                  3%
Seventh Year                                2%
Eighth Year and more                        0%

   In addition, in certain states the following circumstances further limit or reduce withdrawal charges:

   - for issue ages up to 56, there is no withdrawal charge made after you attain age 67 and later;

   - for issue ages 57 and later, any otherwise applicable withdrawal charge will be multiplied by a factor ranging from 0.9 to 0 for Contract years one through 10.

   You may make one free withdrawal per Contract year from Contract Value of an amount up to 10% of the Contract Value (as determined on the date we receive your withdrawal request). In the case of a Contract owned by a charitable remainder unitrust or charitable remainder annuity trust (both a "charitable remainder trust") within the meaning of the Internal Revenue Code (the "Code"), the free withdrawal amount is the greater of 10% of the Contract Value or the Contract Value in excess of the total purchase payments made and not withdrawn at the time of the withdrawal. If you make additional withdrawals in excess of that amount in any year during the period when the withdrawal charge is applicable, we will deduct the withdrawal charge.

   Any withdrawals you authorize to pay compensation to your Financial Advisor are treated as free withdrawals. Such free withdrawals are in addition to the 10% free withdrawal you may make each Contract year. There may, however, be certain adverse tax consequences. See "Withdrawals" and "Taxes" in this Prospectus.

   With respect to any Contract which is owned by a charitable remainder trust, we may, in our discretion, permit an additional free withdrawal necessary to fund required distributions by the charitable remainder trust in any Contract year. In order for a charitable remainder trust to qualify for such an increase, the trustee or trustees of the charitable remainder trust will be required to certify:

   (i) that such trust is a bona fide "charitable remainder unitrust" or a "charitable remainder annuity trust" within the meaning of the Code, and that all amounts proposed to be withdrawn will be used to make distributions required under the Code for the year in which such amounts are withdrawn or for a prior year;

   (ii) that the required distribution exceeds the one free withdrawal of 10% of the Contract Value which is permitted without a withdrawal charge; and

   (iii) that the funds necessary to make the required distribution could not otherwise be made available without hardship to the trust or its beneficiaries.

   We also reserve the right to reduce the withdrawal charge under certain circumstances when sales of Contracts are made to a trustee, employer, or similar party pursuant to a retirement plan or similar arrangement for sales of Contracts to a group of individuals if the program results in a savings of sales expenses. The amount of reduction will depend on such factors as the size of the group, the total amount of purchase payments, and other factors that might tend to reduce expenses incurred in connection with such sales. This reduction will not be unfairly discriminatory to any Contract Owner.


   PREMIUM TAXES. Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the Contract for them. These taxes are due either when the Contract is issued or when annuity payments begin. It is Jefferson National's current practice to deduct these taxes when either annuity payments begin or upon partial or full surrender of the Contract. Jefferson National may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.


   INCOME TAXES. We will deduct amounts from the Contract for any income taxes which it incurs because of the Contract. At the present time, we incur no such taxes and make no such deductions.

   FUND EXPENSES. See the accompanying Trust Prospectus for more information about fees and expenses incurred by the Funds.

THE FIXED ACCOUNT


   In addition to the investment options in the Separate Account, the Contract provides for a Fixed Account, where amounts held under the Contract will be credited with interest equal to, at least, the minimum interest rate under applicable state law. These amounts become part of our general account. We may credit interest at higher rates from time to time in our discretion. Gains or losses on amounts allocated or transferred to Subaccounts of the Separate Account and charges against assets held in the Separate Account, have no effect on the Fixed Account.


   Interests in the Fixed Account are not registered under the Securities Act of 1933. Our general account is not registered as an investment company under the 1940 Act. Our general account and any interests held in the general account are therefore not subject to the provisions of these acts. This prospectus generally discusses only the variable portion of the Contract. We understand that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.

BENEFICIARY

   The beneficiary and any contingent beneficiary are named in the application for the Contract. However, unless the beneficiary has been irrevocably designated, you may change the beneficiary by written notification to our administrative office. The change will be effective as of the date signed, unless we have acted in reliance on your designation of the prior beneficiary. The estate or heirs of a beneficiary who died before payment under the Contract becomes due have no rights under the Contract. If no beneficiary survives when payment under the

Contract becomes due, payment will be made to the Contract Owner's estate.

OWNERSHIP

   As Contract Owner, you are entitled to all rights under the Contract. Unless otherwise designated in the application for the Contract or by endorsement to the Contract, the Contract Owner is also the Annuitant. Spousal joint Contract Owners are allowed except in the case of a qualified Contract. Upon the death of a joint Contract Owner, the surviving Contract Owner will be the primary beneficiary. Any other beneficiary will be treated as a contingent beneficiary unless otherwise stated in writing. You cannot name a contingent owner of the Contract.

   You may transfer ownership of the Contract to another person, if permitted under applicable law, subject to certain conditions. A transfer of ownership must be in writing and the new Contract Owner must appoint a Financial Advisor and execute a power of attorney authorizing the Financial Advisor to give us allocation and transfer instructions. We must receive (at our administrative office) documentation for the foregoing before the transfer of ownership becomes effective. A transfer of ownership does not affect the legal validity of a designation of beneficiary.

   You may also pledge your Contract, if permitted by applicable law. A collateral assignment does not change Contract ownership. The rights of a collateral assignee have priority over the rights of a beneficiary.

   AN ASSIGNMENT OR TRANSFER MAY HAVE ADVERSE TAX CONSEQUENCES. You should consult a competent tax adviser before assigning or transferring your Contract.

TAXES


   NOTE: JEFFERSON NATIONAL HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

   Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.


   OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. Owner investment control may exist if the investment portfolios in which variable annuity contract premiums are invested are available to the general public. The investment portfolios available to you under your contract are not available to the general public, although the investment objectives and policies of certain of these portfolios are similar to the investment objectives and policies of other portfolios that are available to the general public and that are managed by certain investment managers that manage certain portfolios available to you under the contract. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the Contract.


   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

   The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the Contract.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   -    made on or after the taxpayer reaches age 59 1/2;

   -    attributable to the taxpayer's becoming disabled; or

   - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

   INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.

   ROTH IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

   CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

   TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax.

   Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

   OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

   Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

   "Eligible rollover distributions" from section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

PERFORMANCE INFORMATION

   In advertisements, we may provide information on total return performance and on annual changes in Accumulation Unit values. Information on total return performance will include average annual rates of total return for one, five and ten year periods of continuous operation, or lesser periods depending on the date of commencement of continuous operation of the underlying Fund.

   Total return figures will show the average annual rates of increase or decrease in investments in the Subaccounts, assuming a $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable charges. We may also show total return figures, assuming no withdrawals from the Contract. Total return figures which assume no withdrawal at the end of the period will reflect all recurring charges, but will not reflect the withdrawal charge.

   In addition, we may show cumulative total return for selected periods, assuming no withdrawal at the end of the period.

   We may also include yield and effective yield on investments in the U.S. Government Money Market Fund.

   Future performance will vary. The results shown will not necessarily be representative of future results.

LEGAL MATTERS

   Morgan, Lewis & Bockius, LLP has provided advice on certain matters relating to the federal securities laws.

LEGAL PROCEEDINGS

   Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Inviva Securities Corporation, Inc., the distributor of the Contracts, is involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

APPENDIX A--ACCUMULATION UNIT VALUES

   The following table shows Accumulation Unit values and the number of Accumulation Units outstanding for the Subaccounts of the Separate Account investing in the funds of the Rydex Variable Trust for the periods indicated. The information is derived from the financial statements of the Separate Account.


   For the Ursa and U.S. Government Bond Subaccounts, there were periods during which no Accumulation Units were outstanding.

CONDENSED FINANCIAL INFORMATION


   The tables below provide per unit information about the financial history of each Subaccount for the periods ended December 31:



                                                                   2002           2001               2000
------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:

RYDEX VARIABLE TRUST:
ARKTOS FUND(c)

Accumulation unit value at beginning of period                 $     11.682   $      9.999            N/A
Accumulation unit value at end of period                       $     15.417   $     11.682            N/A
Number of accumulation units outstanding at end of period            43,773        302,328            N/A

BANKING FUND(c)

Accumulation unit value at beginning of period                 $      9.989   $      9.999            N/A
Accumulation unit value at end of period                       $      9.773   $      9.989            N/A
Number of accumulation units outstanding at end of period            23,345         28,225            N/A

BASIC MATERIALS FUND(c)

Accumulation unit value at beginning of period                 $      9.593   $      9.999            N/A
Accumulation unit value at end of period                       $      8.253   $      9.593            N/A
Number of accumulation units outstanding at end of period             8,404         39,395            N/A

BIOTECHNOLOGY FUND(c)

Accumulation unit value at beginning of period                 $      9.775   $      9.999            N/A
Accumulation unit value at end of period                       $      5.267   $      9.775            N/A
Number of accumulation units outstanding at end of period            54,010        106,864            N/A

CONSUMER PRODUCTS FUND(c)

Accumulation unit value at beginning of period                 $     10.033   $      9.999            N/A
Accumulation unit value at end of period                       $      9.536   $     10.033            N/A
Number of accumulation units outstanding at end of period            25,203         47,941            N/A

ELECTRONICS FUND(c)

Accumulation unit value at beginning of period                 $      8.178   $      9.999            N/A
Accumulation unit value at end of period                       $      4.176   $      8.178            N/A
Number of accumulation units outstanding at end of period            25,246         83,468            N/A

ENERGY FUND(c)

Accumulation unit value at beginning of period                 $      8.361   $      9.999            N/A
Accumulation unit value at end of period                       $      7.131   $      8.361            N/A
Number of accumulation units outstanding at end of period            46,429         37,294            N/A

                                                                       1999           1998           1997
-----------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:

RYDEX VARIABLE TRUST:
ARKTOS FUND(c)

Accumulation unit value at beginning of period                          N/A            N/A            N/A
Accumulation unit value at end of period                                N/A            N/A            N/A
Number of accumulation units outstanding at end of period               N/A            N/A            N/A

BANKING FUND(c)

Accumulation unit value at beginning of period                          N/A            N/A            N/A
Accumulation unit value at end of period                                N/A            N/A            N/A
Number of accumulation units outstanding at end of period               N/A            N/A            N/A

BASIC MATERIALS FUND(c)

Accumulation unit value at beginning of period                          N/A            N/A            N/A
Accumulation unit value at end of period                                N/A            N/A            N/A
Number of accumulation units outstanding at end of period               N/A            N/A            N/A

BIOTECHNOLOGY FUND(c)

Accumulation unit value at beginning of period                          N/A            N/A            N/A
Accumulation unit value at end of period                                N/A            N/A            N/A
Number of accumulation units outstanding at end of period               N/A            N/A            N/A

CONSUMER PRODUCTS FUND(c)

Accumulation unit value at beginning of period                          N/A            N/A            N/A
Accumulation unit value at end of period                                N/A            N/A            N/A
Number of accumulation units outstanding at end of period               N/A            N/A            N/A

ELECTRONICS FUND(c)

Accumulation unit value at beginning of period                          N/A            N/A            N/A
Accumulation unit value at end of period                                N/A            N/A            N/A
Number of accumulation units outstanding at end of period               N/A            N/A            N/A

ENERGY FUND(c)

Accumulation unit value at beginning of period                          N/A            N/A            N/A
Accumulation unit value at end of period                                N/A            N/A            N/A
Number of accumulation units outstanding at end of period               N/A            N/A            N/A

                                                                   2002           2001           2000
------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND(c)

Accumulation unit value at beginning of period                 $      7.029   $      9.999            N/A
Accumulation unit value at end of period                       $      6.091   $      7.029            N/A
Number of accumulation units outstanding at end of period            17,514         75,757            N/A

FINANCIAL SERVICES FUND(c)

Accumulation unit value at beginning of period                 $      9.470   $      9.999            N/A
Accumulation unit value at end of period                       $      7.928   $      9.470            N/A
Number of accumulation units outstanding at end of period           131,479         30,699            N/A

HEALTH CARE FUND(c)

Accumulation unit value at beginning of period                 $      9.438   $      9.999            N/A
Accumulation unit value at end of period                       $      7.324   $      9.438            N/A
Number of accumulation units outstanding at end of period           118,092         52,811            N/A

INTERNET FUND(c)

Accumulation unit value at beginning of period                 $      6.244   $      9.999            N/A
Accumulation unit value at end of period                       $      3.489   $      6.244            N/A
Number of accumulation units outstanding at end of period            12,168         85,972            N/A

LARGE CAP EUROPE FUND FUND(c)

Accumulation unit value at beginning of period                 $     11.099   $      9.999            N/A
Accumulation unit value at end of period                       $      7.841   $     11.099            N/A
Number of accumulation units outstanding at end of period            85,248          4,102            N/A

LARGE CAP JAPAN FUND FUND(c)

Accumulation unit value at beginning of period                 $      8.682   $      9.999            N/A
Accumulation unit value at end of period                       $      7.174   $      8.682            N/A
Number of accumulation units outstanding at end of period             6,974         24,539            N/A

LEISURE FUND(c)

Accumulation unit value at beginning of period                 $      7.167   $      9.999            N/A
Accumulation unit value at end of period                       $      6.025   $      7.167            N/A
Number of accumulation units outstanding at end of period            16,621         44,523            N/A

NOVA FUND(a)

Accumulation unit value at beginning of period                 $     11.405   $     15.135   $     19.261
Accumulation unit value at end of period                       $      7.229   $     11.405   $     15.135
Number of accumulation units outstanding at end of period           824,962      1,684,289      2,682,458

OTC FUND(a)

Accumulation unit value at beginning of period                 $     15.102   $     23.627   $     38.765
Accumulation unit value at end of period                       $      9.106   $     15.102   $     23.627
Number of accumulation units outstanding at end of period           614,981      1,392,948      2,099,317

PRECIOUS METALS FUND(b)

Accumulation unit value at beginning of period                 $      4.806   $      4.313   $      5.511
Accumulation unit value at end of period                       $      6.899   $      4.806   $      4.313
Number of accumulation units outstanding at end of period           326,985         67,658        393,762

RETAILING FUND(c)

Accumulation unit value at beginning of period                 $     10.164   $      9.999            N/A
Accumulation unit value at end of period                       $      7.826   $     10.164            N/A
Number of accumulation units outstanding at end of period            17,948         31,460            N/A

                                                                   1999           1998           1997
------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND(c)

Accumulation unit value at beginning of period                          N/A            N/A            N/A
Accumulation unit value at end of period                                N/A            N/A            N/A
Number of accumulation units outstanding at end of period               N/A            N/A            N/A

FINANCIAL SERVICES FUND(c)

Accumulation unit value at beginning of period                          N/A            N/A            N/A
Accumulation unit value at end of period                                N/A            N/A            N/A
Number of accumulation units outstanding at end of period               N/A            N/A            N/A

HEALTH CARE FUND(c)

Accumulation unit value at beginning of period                          N/A            N/A            N/A
Accumulation unit value at end of period                                N/A            N/A            N/A
Number of accumulation units outstanding at end of period               N/A            N/A            N/A

INTERNET FUND(c)

Accumulation unit value at beginning of period                          N/A            N/A            N/A
Accumulation unit value at end of period                                N/A            N/A            N/A
Number of accumulation units outstanding at end of period               N/A            N/A            N/A

LARGE CAP EUROPE FUND FUND(c)

Accumulation unit value at beginning of period                          N/A            N/A            N/A
Accumulation unit value at end of period                                N/A            N/A            N/A
Number of accumulation units outstanding at end of period               N/A            N/A            N/A

LARGE CAP JAPAN FUND FUND(c)

Accumulation unit value at beginning of period                          N/A            N/A            N/A
Accumulation unit value at end of period                                N/A            N/A            N/A
Number of accumulation units outstanding at end of period               N/A            N/A            N/A

LEISURE FUND(c)

Accumulation unit value at beginning of period                          N/A            N/A            N/A
Accumulation unit value at end of period                                N/A            N/A            N/A
Number of accumulation units outstanding at end of period               N/A            N/A            N/A

NOVA FUND(a)

Accumulation unit value at beginning of period                 $     15.846   $     12.211   $     10.000
Accumulation unit value at end of period                       $     19.261   $     15.846   $     12.211
Number of accumulation units outstanding at end of period         1,500,001      1,845,343        855,862

OTC FUND(a)

Accumulation unit value at beginning of period                 $     19.522   $     10.654   $     10.000
Accumulation unit value at end of period                       $     38.765   $     19.522   $     10.654
Number of accumulation units outstanding at end of period         1,179,067      1,127,438        222,217

PRECIOUS METALS FUND(b)

Accumulation unit value at beginning of period                 $      5.793   $      7.015   $     10.000
Accumulation unit value at end of period                       $      5.511   $      5.793   $      7.015
Number of accumulation units outstanding at end of period         1,261,461        464,950         73,827

RETAILING FUND(c)

Accumulation unit value at beginning of period                          N/A            N/A            N/A
Accumulation unit value at end of period                                N/A            N/A            N/A
Number of accumulation units outstanding at end of period               N/A            N/A            N/A

                                                                   2002           2001           2000
---------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND(c)

Accumulation unit value at beginning of period                 $      7.374   $      9.999            N/A
Accumulation unit value at end of period                       $      4.427   $      7.374            N/A
Number of accumulation units outstanding at end of period           164,881         52,293            N/A

TELECOMMUNICATIONS FUND(c)

Accumulation unit value at beginning of period                 $      8.939   $      9.999            N/A
Accumulation unit value at end of period                       $      5.321   $      8.939            N/A
Number of accumulation units outstanding at end of period             4,793         14,931            N/A

TRANSPORTATION FUND(c)

Accumulation unit value at beginning of period                 $      9.668   $      9.999            N/A
Accumulation unit value at end of period                       $      8.420   $      9.668            N/A
Number of accumulation units outstanding at end of period             5,804         18,920            N/A

U.S. GOVERNMENT BOND FUND(b)

Accumulation unit value at beginning of period                 $     12.213   $     12.375   $     10.440
Accumulation unit value at end of period                       $     14.285   $     12.213   $     12.375
Number of accumulation units outstanding at end of period           160,106        327,976        365,244

U.S. GOVERNMENT MONEY MARKET FUND(a)

Accumulation unit value at beginning of period                 $     11.359   $     11.209   $     10.803
Accumulation unit value at end of period                       $     11.317   $     11.359   $     11.209
Number of accumulation units outstanding at end of period         3,303,766      3,405,318      3,507,787

URSA FUND(a)

Accumulation unit value at beginning of period                 $      6.831          6.024   $      5.264
Accumulation unit value at end of period                       $      8.194          6.831   $      6.024
Number of accumulation units outstanding at end of period           554,814      1,259,060      1,059,771

UTILITIES FUND(c)

Accumulation unit value at beginning of period                 $      7.223   $      9.999            N/A
Accumulation unit value at end of period                       $      4.784   $      7.223            N/A
Number of accumulation units outstanding at end of period           142,148         98,812            N/A

                                                                   1999           1998           1997
---------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND(c)

Accumulation unit value at beginning of period                          N/A            N/A            N/A
Accumulation unit value at end of period                                N/A            N/A            N/A
Number of accumulation units outstanding at end of period               N/A            N/A            N/A

TELECOMMUNICATIONS FUND(c)

Accumulation unit value at beginning of period                          N/A            N/A            N/A
Accumulation unit value at end of period                                N/A            N/A            N/A
Number of accumulation units outstanding at end of period               N/A            N/A            N/A

TRANSPORTATION FUND(c)

Accumulation unit value at beginning of period                          N/A            N/A            N/A
Accumulation unit value at end of period                                N/A            N/A            N/A
Number of accumulation units outstanding at end of period               N/A            N/A            N/A

U.S. GOVERNMENT BOND FUND(b)

Accumulation unit value at beginning of period                 $     13.308   $     11.816   $     10.000
Accumulation unit value at end of period                       $     10.440   $     13.308   $     11.816
Number of accumulation units outstanding at end of period           108,631        373,333         75,493

U.S. GOVERNMENT MONEY MARKET FUND(a)

Accumulation unit value at beginning of period                 $     10.567   $     10.320   $     10.000
Accumulation unit value at end of period                       $     10.803   $     10.567   $     10.320
Number of accumulation units outstanding at end of period         9,198,111      3,871,940      1,734,974

URSA FUND(a)

Accumulation unit value at beginning of period                 $      6.286   $      8.069   $     10.000
Accumulation unit value at end of period                       $      5.264   $      6.286   $      8.069
Number of accumulation units outstanding at end of period         2,634,308        875,815        356,784

UTILITIES FUND(c)

Accumulation unit value at beginning of period                          N/A            N/A            N/A
Accumulation unit value at end of period                                N/A            N/A            N/A
Number of accumulation units outstanding at end of period               N/A            N/A            N/A


(a) This unit value was $10.00 on the inception date of May 7, 1997.
(b) This unit value was $10.00 on the inception date of May 29, 1997.
(c) This unit value was effective on the inception date of May 1, 2001.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


ADDITIONAL INFORMATION ABOUT THE SEPARATE ACCOUNT

PERFORMANCE CALCULATION
INDEPENDENT ACCOUNTANTS
DISTRIBUTION
FINANCIAL STATEMENTS

                                      FORM


               Please send me a copy of the Statement of Additional Information (Form # JNL-ADV-SAI-0503) dated May 1, 2003 for the Jefferson National Life Variable Annuity Account.


________________________________________________________________________________
                                     (Name)

________________________________________________________________________________
                                (Street Address)

________________________________________________________________________________
           (City)                   (State)                   (Zip Code)

________________________________________________________________________________
                                     (Date)


Send to: Jefferson National Life Advisor
         Jefferson National Life Advisor Variable Annuity Account
         P.O. Box 36840
         Louisville, Kentucky 40233

(C) 2003, Jefferson National Life Insurance Company            JNL-ADV-PROS-0503

                       STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                           FLEXIBLE PURCHASE PAYMENTS

                                    ISSUED BY


                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY


                                       AND


            JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2003

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Advisor Variable Annuity (the "Separate Account"), dated May 1, 2003. You may obtain a copy of the current prospectus by writing to us at our Administrative Office:
P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.


                                                                          CV2008

                                TABLE OF CONTENTS


                                                                              PAGE
ADDITIONAL INFORMATION ABOUT THE SEPARATE ACCOUNT                             1

PERFORMANCE CALCULATIONS                                                      1

INDEPENDENT ACCOUNTANTS

DISTRIBUTION                                                                  8
     Reduction or Elimination of the Withdrawal Charge                        8

FINANCIAL STATEMENTS                                                          9

                ADDITIONAL INFORMATION ABOUT THE SEPARATE ACCOUNT

The Separate Account was originally registered with the U.S. Securities and Exchange Commission (the "SEC") as a management investment company on May 2, 1996. It was divided into seven different Subaccounts--the Nova Subaccount, Ursa Subaccount, OTC Subaccount, Precious Metals Subaccount, U.S. Government Bond Subaccount, Juno Subaccount and Money Market Subaccount, each with its own investment objective and investment policies. As a registered management investment company, the Separate Account and its Subaccounts invested directly in securities in accordance with their investment objectives and policies.

On November 2, 1998, registration of the Separate Account was changed to a unit investment trust and the investment portfolios of the Subaccounts were transferred to newly established Funds of Rydex Variable Trust--the Nova Fund, Ursa Fund, OTC Fund, Precious Metals Fund, U.S. Government Bond Fund, Juno Fund and U.S. Government Money Market Fund. In exchange for the investment portfolio of each Subaccount, the Trust issued a separate series of shares of common stock to the Subaccount, representing shares of the Fund corresponding to the Subaccount, and assumed the liabilities of the Subaccount other than liabilities for Contract insurance charges.


                            PERFORMANCE CALCULATIONS

CALCULATION OF YIELD QUOTATIONS

MONEY MARKET SUBACCOUNT


The Rydex U.S. Government Money Market Subaccount's ("Money Market Subaccount") standard current and effective yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission.


We calculate the current yield using the following formula:

     Current Yield  =  ((NCS-ES)/UV) X (365/7)

     Where:

     NCS = the net change in the value of the Money Market fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

     ES  = per unit charges deducted from the Subaccount for the 7-day period.

     UV  = the unit value on the first day of the 7-day period.

We may also disclose the effective yield of the Money Market Subaccount for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

We calculate the effective yield using the following formula:

     Effective Yield = (1 + ((NCS-ES)/UV))(TO THE POWER OF 365/7) - 1

     Where:

     NCS = the net change in the value of the Money Market fund (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the 7-day period attributable to a hypothetical subaccount having a balance of 1 Subaccount unit.

     ES = per unit charges deducted from the hypothetical Subaccount for the 7-day period.

     UV  = the unit value for the first day of the 7-day period.

The yields on the Money Market Subaccount will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, the types, quality and maturity of securities held by the corresponding underlying money market fund of the Rydex Variable Trust and its operating expenses.

OTHER SUBACCOUNTS


Non-Money Market Subaccounts may advertise investment performance figures, including yield. Each Subaccount's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per accumulation unit on the last day of the period, according to the following formula:

                     YIELD = 2 [(a - b + 1)(TO THE POWER OF 6) - 1]
                                 -----
                                  cd


     Where:

     A = the net investment income earned during the period by the investment portfolio.

     B = the expenses accrued for the period (net of reimbursements, if any).

     C = the average daily number of accumulation units outstanding during the period.

     D = the maximum offering price per accumulation unit on the last day of the period.

CALCULATION OF TOTAL RETURN QUOTATIONS

STANDARD TOTAL RETURN

From time to time, we may advertise performance data. We may include standardized average annual total returns for one or more of the Subaccounts in advertising, sales literature or reports to contract owners or prospective purchasers. The standardized average annual total return for each Subaccount assumes that an investment has been held in that Subaccount for various periods of time, including a period measured from the date that Subaccount began operations.

Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total returns are provided will be for the most recent calendar quarter practicable, considering the type and media of the communication, and will be stated in the communication.

Standardized average annual total returns will be calculated using Subaccount unit values that we calculate on each valuation day based on the performance of the Subaccount's underlying investment portfolio, adjusted to reflect the maximum fees and Contract charges including the deduction of surrender charges.

Average annual total return quotations are computed according to the following formula:

                         P (1+T)(TO THE POWER OF n) = ERV

     Where:
     P   = beginning hypothetical initial purchase payment of $1,000
     T   = average annual total return
     n   = number of years in period
     ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the one-, five- or ten-year period, at the end of the one-, five- or ten-year period (or fractional portion thereof)

YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN MAY BE IN ANY FUTURE PERIOD.


TABLE 1 shows standard average annual total returns for the Subaccounts as of December 31, 2002. The table reflects the deduction of the 1.25% mortality and expense risk charge, the 0.15% contract administration fee, and withdrawal charges of 7% during the first Contract Year (decreasing to 0% in the 8th Contract Year).

                                     TABLE 1


          STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1)
                             AS OF DECEMBER 31, 2002

                           SURRENDER CHARGES DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.40%)


                                                               SUBACCOUNT                             10 YEAR OR TO
                                                                INCEPTION                               INCEPTION
                         SUBACCOUNT                               DATE          1 YEAR        5 YEAR       DATE
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST

Arktos                                                            5/21/01        22.74%         N/A        25.08%

Banking                                                            5/2/01        -9.01          N/A        -5.57

Basic Materials                                                    5/2/01       -19.99          N/A       -14.68

Biotechnology                                                      5/2/01       -49.89          N/A       -34.84

Consumer Products                                                 5/29/01       -11.60          N/A        -7.20

Electronics                                                        5/1/01       -52.51          N/A       -28.06

Energy                                                            5/29/01       -20.68          N/A       -22.69

Energy Services                                                    5/2/01       -19.41          N/A       -28.90

Financial Services                                                 5/1/01       -22.14          N/A       -14.01

Health Care                                                       6/19/01       -27.84          N/A       -22.05

Internet                                                          5/24/01       -48.04          N/A       -50.37

Juno                                                               5/1/03          N/A          N/A          N/A

Large Cap Europe                                                   5/1/01       -34.30          N/A       -21.97

Large Cap Japan                                                    5/1/01       -23.15          N/A       -27.33

Leisure                                                           5/22/01       -21.83          N/A       -30.17

Medius                                                             5/1/03          N/A          N/A          N/A

Mekros                                                             5/1/03          N/A          N/A          N/A

Nova                                                               5/7/97       -41.06       -10.69        -6.26

OTC                                                                5/7/97       -43.93        -3.88        -2.35

Precious Metals                                                   5/27/97        33.51         5.58        -7.09

Real Estate                                                        5/1/03          N/A          N/A          N/A

Retailing                                                          5/1/01       -28.39          N/A       -10.45

Technology                                                         5/2/01       -44.16          N/A       -41.30

Telecommunications                                                 5/1/01       -44.64          N/A       -36.22

Titan 500                                                          5/1/03          N/A          N/A          N/A

Transportation                                                    6/11/01       -19.01          N/A       -14.46

Ursa                                                              6/10/97        11.55        -0.51        -3.02

U.S. Government Bond(3)                                           8/18/97         8.78         3.02         4.62

U.S. Government Money Market(2)                                    5/7/97          N/A          N/A          N/A

Utilities                                                          5/2/01       -35.76          N/A       -38.50

Velocity 100                                                       5/1/03          N/A          N/A          N/A


(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.
(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

(3) Due to the nature of the investment activity of the Rydex Variable Trust portfolios underlying the Subaccounts, there were discrete periods prior to the identified inception date when certain Subaccounts had assets. The discrete periods for the Ursa Subaccount, and the investment return for those periods, were as follows: 5/7/97 to 5/21/97 (-3.70%) and 5/24/97 to 6/3/97 (0.10%). The
discrete periods for the U.S. Government Bond Subaccount, and the investment return for those periods, were as follows: 5/29/97 to 6/5/97 (1.50%), 6/24/97 to 7/14/97 (2.20%) and 7/29/97 to 8/12/97 (-3.30%).


NON-STANDARD TOTAL RETURN FOR THE SUBACCOUNTS

We may from time to time also illustrate non-standardized average annual total returns for the Subaccounts, as appears in the "Non-Standard Average Annual Total Returns" table, below. These non-standardized average annual total returns reflect the deduction of the mortality and expense risk charge, but do not reflect the deduction of withdrawal charges. These returns are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any withdrawal charges.

Generally, non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated.

YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN MAY BE IN ANY FUTURE PERIOD.

TABLE 2 shows non-standard average annual total returns for the Subaccounts as of December 31, 2002. The table reflects the deduction of the 1.25% mortality and expense risk charge and the 0.15% contract administration fee, but does NOT reflect the deduction of withdrawal charges.

                                     TABLE 2

        NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1)
                             AS OF DECEMBER 31, 2002

                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.40%)


                                                               SUBACCOUNT                               10 YEAR OR TO
                                                                INCEPTION                                 INCEPTION
                         SUBACCOUNT                               DATE          1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST

Arktos                                                            5/21/01        31.98%         N/A        30.84%

Banking                                                            5/2/01        -2.16%         N/A        -1.36%

Basic Materials                                                    5/2/01       -13.96%         N/A       -10.88%

Biotechnology                                                      5/2/01       -46.11%         N/A       -31.94%

Consumer Products                                                 5/29/01        -4.95%         N/A        -2.87%

Electronics                                                        5/1/01       -48.93%         N/A       -23.76%

Energy                                                            5/29/01       -14.71%         N/A       -19.08%

Energy Services                                                    5/2/01       -13.35%         N/A       -25.74%

Financial Services                                                 5/1/01       -16.28%         N/A        -8.87%

Health Care                                                       6/19/01       -22.41%         N/A       -18.27%

Internet                                                          5/24/01       -44.13%         N/A       -48.07%

Juno                                                               5/1/03          N/A          N/A          N/A

Large Cap Europe                                                   5/1/01       -29.35%         N/A       -17.30%

Large Cap Japan                                                    5/1/01       -17.37%         N/A       -22.98%

Leisure                                                           5/22/01       -15.95%         N/A       -26.95%

Medius                                                             5/1/03          N/A          N/A          N/A

Mekros                                                             5/1/03          N/A          N/A          N/A

Nova                                                               5/7/97       -36.62%       -9.95%       -5.58%

OTC                                                                5/7/97       -39.71%       -3.09%       -1.64%

Precious Metals                                                   5/27/97        43.56%       -0.33%       -6.41%

                                                               SUBACCOUNT                               10 YEAR OR TO
                                                                INCEPTION                                 INCEPTION
                         SUBACCOUNT                               DATE          1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
Real Estate                                                        5/1/03          N/A          N/A          N/A

Retailing                                                          5/1/01       -23.00%         N/A        -5.10%

Technology                                                         5/2/01       -39.96%         N/A       -38.68%

Telecommunications                                                 5/1/01       -40.47%         N/A       -32.41%

Titan 500                                                          5/1/03          N/A          N/A          N/A

Transportation                                                    6/11/01       -12.91%         N/A       -10.37%

Ursa                                                              6/10/97        19.95%        0.31%       -2.30%

U.S. Government Bond(3)                                           8/18/97        16.97%        3.87%        5.42%

U.S. Government Money Market(2)                                    5/7/97        -0.37%        1.86%        2.04%

Utilities                                                          5/2/01       -33.77%         N/A       -35.76%

Velocity 100                                                       5/1/03          N/A          N/A          N/A


(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.
(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

(3) Due to the nature of the investment activity of the Rydex Variable Trust portfolios underlying the Subaccounts, there were discrete periods prior to the identified inception dates when certain Subaccounts had assets. The discrete periods for the Ursa Subaccount, and the investment return for those periods, were as follows: 5/7/97 to 5/21/97 (-3.70%) and 5/24/97 to 6/3/97 (0.10%). The
discrete periods for the U.S. Government Bond Subaccount, and the investment return for those periods, were as follows: 5/29/97 to 6/5/97 (1.50%), 6/24/97 to 7/14/97 (2.20%) and 7/29/97 to 8/12/97 (-3.30%).


TIME PERIODS BEFORE THE DATE THE SUBACCOUNTS COMMENCED OPERATIONS

We may also disclose non-standardized total return for time periods before a Subaccount commenced operations. This performance data is based on the actual performance of the funds since their inception, adjusted to reflect the effect of the current level of charges that apply to the Subaccounts under the Contract.

TABLES OF ADJUSTED HISTORIC TOTAL RETURN QUOTATIONS OF THE FUNDS


The tables below set out the adjusted historic total returns for the funds for various periods as of December 31, 2002. This performance data is based on the actual performance of the funds since their inception, adjusted to reflect the effect of the current level of charges that apply to the Subaccounts under the Contract, except that surrender charges are not deducted.


                                     TABLE 3


          NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE FUNDS
                             AS OF DECEMBER 31, 2002

                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.40%)


                                                                  FUND                                  10 YEAR OR TO
                                                                INCEPTION                                 INCEPTION
                            FUND                                  DATE          1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST

Arktos                                                            5/21/01        31.98%         N/A        30.84%

Banking                                                            5/2/01        -2.16          N/A        -1.36

Basic Materials                                                    5/2/01       -13.96          N/A       -10.88

                                                                  FUND                                  10 YEAR OR TO
                                                                INCEPTION                                 INCEPTION
                            FUND                                  DATE          1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
Biotechnology                                                      5/2/01       -46.11          N/A       -31.94

Consumer Products                                                 5/29/01        -4.95          N/A        -2.87

Electronics                                                        5/1/01       -48.93          N/A       -23.76

Energy                                                            5/29/01       -14.71          N/A       -19.08

Energy Services                                                    5/2/01       -13.35          N/A       -25.74

Financial Services                                                 5/1/01       -16.28          N/A        -8.87

Health Care                                                       6/19/01       -22.41          N/A       -18.27

Internet                                                          5/24/01       -44.13          N/A       -48.07

Juno                                                             05/01/03          N/A          N/A          N/A

Large Cap Europe                                                   5/1/01       -29.35          N/A       -17.30

Large Cap Japan                                                    5/1/01       -17.37          N/A       -22.98

Leisure                                                           5/22/01       -15.95          N/A       -26.95

Medius                                                           10/01/01       -25.50%         N/A        -4.80%

Mekros                                                           10/01/01       -36.35%         N/A       -14.86%

Nova                                                               5/7/97       -36.62        -9.95%       -5.58

OTC                                                                5/7/97       -39.71        -3.09        -1.64

Precious Metals                                                   5/27/97        43.56         7.78        -6.41

Real Estate                                                      10/01/01        -2.50%         N/A         0.12%

Retailing                                                          5/1/01       -23.00          N/A        -5.10

Technology                                                         5/2/01       -39.96          N/A       -38.68

Telecommunications                                                 5/1/01       -40.47          N/A       -32.41

Titan 500                                                        10/01/01       -46.76%         N/A       -30.58%

Transportation                                                    6/11/01       -12.91          N/A       -10.37

Ursa                                                              6/10/97        19.95         0.31        -2.30

U.S. Government Bond(3)                                           8/18/97        16.97         3.87         5.42

U.S. Government Money Market(2)                                    5/1/01          N/A          N/A          N/A

Utilities                                                          5/2/01       -33.77          N/A       -35.76

Velocity 100                                                     10/01/01       -69.89%         N/A       -45.58%


(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.
(2) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

(3) Due to the nature of the investment activity of the Rydex Variable Trust portfolios underlying the Subaccounts, there were discrete periods prior to the identified inception dates when certain Subaccounts had assets. The discrete periods for the Ursa Subaccount, and the investment return for those periods, were as follows: 5/7/97 to 5/21/97 (-3.70%) and 5/24/97 to 6/3/97 (0.10%). The
discrete periods for the U.S. Government Bond Subaccount, and the investment return for those periods, were as follows: 5/29/97 to 6/5/97 (1.50%), 6/24/97 to 7/14/97 (2.20%) and 7/29/97 to 8/12/97 (-3.30%).


OTHER PERFORMANCE DATA

HISTORICAL UNIT VALUES. We may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, we may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES. Performance data for the Subaccounts may be compared in advertisements, sales literature and reports to Contract Owners with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria. Comparisons of the performance information of the Subaccounts for a given period to the performance of recognized, unmanaged indexes for the same period may also be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's Corporation, Lipper Analytical Services, Inc., National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, and the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators.

In particular, performance information for the Nova Subaccount, the Ursa Subaccount, and the Precious Metals Subaccount may be compared to various unmanaged indexes, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index(TM) (the "S&P 500 Index") or the Dow Jones Industrial Average. Performance information for the Precious Metals Subaccount also may be compared to the current benchmark for the Precious Metals Subaccount, Philadelphia Stock Exchange Gold/Silver Index(TM) (the "XAU Index"). Performance information for the OTC Subaccount may be compared to various unmanaged indexes, including, but not limited to the current benchmark for the OTC Fund, NASDAQ 100 Index(TM), and the NASDAQ Composite Index(TM). The NASDAQ Composite Index(TM) comparison may be provided to show how the OTC Subaccount's total return compares to the record of a broad average of over-the-counter stock prices over the same period. The OTC Fund has the ability to invest in securities not included in the NASDAQ 100 Index(TM) or the NASDAQ Composite Index(TM), and the OTC Fund's investment portfolio may or may not be similar in composition to NASDAQ 100 Index(TM) or the NASDAQ Composite Index (TM). The NASDAQ Composite Index(TM) is based on the prices of an unmanaged group of stocks and, unlike the OTC Fund's returns, the returns of the NASDAQ Composite Index(TM), and such other unmanaged indexes, may assume the reinvestment of dividends, but generally do not reflect payments of brokerage commissions or deductions for operating costs and other expenses of investing. Performance information for the U.S. Government Bond Subaccount and the Juno Subaccount may be compared to the price movement of the current long treasury bond (the "Long Bond") and to various unmanaged indexes. Such unmanaged indexes may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of Contract Owner service appearing in publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., the Morningstar Variable Annuity/Life Reporter, VARDS and similar sources which utilize information compiled internally or by Lipper Analytical Services, Inc., may be provided.


From time to time, each Subaccount also may include in such advertising a total return figure that is not calculated according to the standardized and nonstandardized formulas set forth above in order to compare more accurately the performance of the Subaccount with other measures of investment return. For example, in comparing the total return of a Subaccount with data published by Lipper Analytical Services, Inc., or with the performance of the S&P 500 Index or the Dow Jones Industrial Average for each of the Nova Subaccount and the Ursa Subaccount, the NASDAQ 100 Index(TM) for the OTC Subaccount, the XAU Index for the Precious Metals Subaccount, and the Lehman Government (LT) Index for the U.S. Government Bond Subaccount and the Juno Subaccount, we may calculate for each Subaccount the aggregate total return for the specified periods of time by assuming the allocation of $10,000 to the Subaccount. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under the rules of the Securities and Exchange Commission.

OTHER DATA. Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Reports and promotional literature may also contain the ratings we have received from independent rating agencies. However, we do not guarantee the investment performance of the Subaccounts or the Portfolios.


                              INDEPENDENT AUDITORS

The financial statements included in this Statement of Additional Information of Jefferson National Life Advisor Variable Annuity Account and Conseco Variable Insurance Company have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports as stated in their opinions given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 5 Times Square, New York, NY 10036.


                                  DISTRIBUTION


Inviva Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year.

Conseco Equity Sales, Inc. (CES), acted as the distributor of the contracts prior to May 1, 2003. For the past three fiscal years of the Separate Account, CES was paid no underwriting commissions.


REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                              FINANCIAL STATEMENTS

The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

CONSECO VARIABLE INSURANCE COMPANY

Annual Report
to Contract Owners

December 31, 2002














                    Conseco Advisor Variable Annuity Account

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS

DECEMBER 31, 2002

================================================================================

CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT                                                                                      PAGE
Statement of Assets and Liabilities as of December 31, 2002...................................................................   1
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2002 ........................   2
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2001.........................   6
Notes to Financial Statements.................................................................................................  10
Report of Independent Auditors................................................................................................  17

CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2002

================================================================================

                                                                                              SHARES         COST          VALUE
                                                                                            --------------------------------------
Assets:
   Investments in Rydex Variable Trust portfolio shares, at net asset value (Note 2):
     Arktos Fund.......................................................................        17,286.7  $   660,422   $   674,873
     Banking Fund......................................................................         9,144.2      230,266       228,150
     Basic Materials Fund..............................................................         3,291.8       68,654        69,360
     Biotechnology Fund................................................................        21,167.5      296,229       284,492
     Consumer Products Fund............................................................         9,866.3      244,558       240,344
     Electronics Fund..................................................................        10,607.1      116,966       105,435
     Energy Fund.......................................................................        18,140.3      318,069       331,060
     Energy Services Fund..............................................................         7,418.5      102,530       106,677
     Financial Services Fund...........................................................        51,628.9    1,049,275     1,042,387
     Health Care Fund..................................................................        46,224.6      883,782       864,862
     Internet Fund.....................................................................         4,753.8       48,540        42,451
     Large Cap Europe Fund.............................................................        34,242.9      667,468       668,421
     Large Cap Japan Fund..............................................................         2,735.4       49,238        50,031
     Leisure Fund......................................................................         6,493.6      118,165       100,132
     Nova Fund.........................................................................     1,151,209.1    6,190,202     5,963,263
     OTC Fund..........................................................................       618,769.6    6,159,405     5,599,864
     Precious Metals Fund..............................................................       318,190.9    2,075,242     2,255,974
     Retailing Fund....................................................................         7,281.3      147,511       140,456
     Technology Fund...................................................................        73,584.9      814,682       729,962
     Telecommunications Fund...........................................................         1,871.4       27,432        25,507
     Transportation Fund...............................................................         2,267.7       48,281        48,869
     U.S. Government Bond Fund.........................................................       174,854.2    2,252,627     2,287,093
     U.S. Government Money Market Fund.................................................    37,389,191.7   37,389,192    37,389,191
     Ursa Fund.........................................................................       600,529.5    4,488,680     4,546,008
     Utilities Fund....................................................................        55,562.7      678,415       680,088
----------------------------------------------------------------------------------------------------------------------------------
       Total assets....................................................................                                $64,474,950
==================================================================================================================================


                                                                                                                        TOTAL VALUE
                                                                                               UNITS       UNIT VALUE     OF UNITS
                                                                                            --------------------------------------
Net assets attributable to:
     Contract owners' deferred annuity reserves:
     Arktos Fund.......................................................................        43,773.4   $ 15.41743   $   674,873
     Banking Fund......................................................................        23,344.9     9.772992       228,150
     Basic Materials Fund..............................................................         8,403.9     8.253277        69,360
     Biotechnology Fund................................................................        54,009.5     5.267436       284,492
     Consumer Products Fund............................................................        25,203.4     9.536155       240,344
     Electronics Fund..................................................................        25,246.4     4.176224       105,435
     Energy Fund.......................................................................        46,428.6     7.130526       331,060
     Energy Services Fund..............................................................        17,513.9     6.091011       106,677
     Financial Services Fund...........................................................       131,479.4     7.928138     1,042,387
     Health Care Fund..................................................................       118,091.6     7.323651       864,862
     Internet Fund.....................................................................        12,167.7     3.488842        42,451
     Large Cap Europe Fund.............................................................        85,248.2     7.840882       668,421
     Large Cap Japan Fund..............................................................         6,974.1     7.173880        50,031
     Leisure Fund......................................................................        16,620.7     6.024506       100,132
     Nova Fund.........................................................................       824,961.7     7.228533     5,963,263
     OTC Fund..........................................................................       614,981.0     9.105752     5,599,864
     Precious Metals Fund..............................................................       326,984.5     6.899329     2,255,974
     Retailing Fund....................................................................        17,947.7     7.825866       140,456
     Technology Fund...................................................................       164,880.6     4.427217       729,962
     Telecommunications Fund...........................................................         4,793.3     5.321361        25,507
     Transportation Fund...............................................................         5,804.1     8.419698        48,869
     U.S. Government Bond Fund.........................................................       160,105.9    14.284877     2,287,093
     U.S. Government Money Market Fund.................................................     3,303,766.5    11.317141    37,389,191
     Ursa Fund.........................................................................       554,814.3     8.193747     4,546,008
     Utilities Fund....................................................................       142,148.2     4.784357       680,088
----------------------------------------------------------------------------------------------------------------------------------
       Net assets attributable to contract owners' deferred annuity reserves...........                                $64,474,950
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002

---------------------------------------------------------------------------------------------------------------------------------
                                                                                        BASIC            BIO-            CONSUMER
                                                     ARKTOS            BANKING        MATERIALS       TECHNOLOGY         PRODUCTS
                                                     ------            -------        ---------       ----------         --------
Investment income:
   Income dividends from investments
    in portfolio shares ......................       $ 37,108         $    832        $    302              --         $     78
Expenses:
  Mortality and expense risk fees ............         43,454            4,095           2,810           7,889            4,263
  Administrative fees ........................          5,215              491             337             947              511
---------------------------------------------------------------------------------------------------------------------------------
    Total expenses ...........................         48,669            4,586           3,147           8,836            4,774
---------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ........        (11,561)          (3,754)         (2,845)         (8,836)          (4,696)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ........        837,437              340         (47,567)       (793,368)          (6,012)
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares .......................             --               --              --           1,157              517
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares .......................             --               --              --              --               --
---------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on
        investments in portfolio shares ......        837,437              340         (47,567)       (792,211)          (5,495)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in
  portfolio shares ...........................        (32,216)         (11,445)          1,254          15,118          (15,957)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets from operations .................       $793,660         $(14,859)       $(49,158)      $(785,929)        $(26,148)
=================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002

================================================================================================================================
                                                                                      BASIC           BIO-           CONSUMER
                                                    ARKTOS          BANKING         MATERIALS      TECHNOLOGY        PRODUCTS
                                                 ------------     ------------    ------------    ------------     ------------
Changes from operations:
  Net investment income (expense) ............    $   (11,561)        $ (3,754)      $  (2,845)     $   (8,836)       $  (4,696)
  Net realized gains (losses) on
    sales of investments
    in portfolio shares ......................        837,437              340         (47,567)       (792,211)          (5,495)
  Net change in unrealized appreciation
    (depreciation) of investments in
    portfolio shares .........................        (32,216)         (11,445)          1,254          15,118          (15,957)
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations ........................        793,660          (14,859)        (49,158)       (785,929)         (26,148)
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments .............         21,964               22             107           1,251             (243)
  Contract redemptions .......................     (1,795,742)         (72,548)        (12,087)        (94,358)         (71,784)
  Net transfers ..............................     (1,876,673)          33,597        (247,409)        118,914         (142,462)
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners' transactions .....     (3,650,451)         (38,929)       (259,389)         25,807         (214,489)
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..     (2,856,791)         (53,788)       (308,547)       (760,122)        (240,637)
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ................      3,531,664          281,938         377,907       1,044,614          480,981
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year ....................    $   674,873         $228,150       $  69,360      $  284,492        $ 240,344
================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
                                  ENERGY         FINANCIAL          HEALTH                            LARGE CAP        LARGE CAP
   ELECTRONICS     ENERGY        SERVICES        SERVICES            CARE            INTERNET           EUROPE            JAPAN
  ------------   ----------     ----------     ------------     -------------     -------------     --------------   --------------
  $      --      $    --        $      --      $        --      $         --      $       --        $        33      $        --

      2,977          3,321          3,588           14,357             5,655               831            3,383              6,426
        357            399            431            1,723               679               100              406                771
-----------------------------------------------------------------------------------------------------------------------------------
      3,334          3,720          4,019           16,080             6,334               931            3,789              7,197
-----------------------------------------------------------------------------------------------------------------------------------
     (3,334)        (3,720)        (4,019)         (16,080)           (6,334)             (931)          (3,756)            (7,197)
-----------------------------------------------------------------------------------------------------------------------------------



   (192,217)       (37,880)       (65,078)        (254,801)          (79,684)          (44,020)           1,052           (145,215)
      9,127             --          8,799            2,987             1,694                --            2,715                 --

       --             --             --               --                --                --               --                2,383

-----------------------------------------------------------------------------------------------------------------------------------
   (186,090)       (37,880)       (56,279)        (251,814)          (77,990)          (44,020)           3,767           (142,832)
-----------------------------------------------------------------------------------------------------------------------------------

     31,242          1,059        (33,610)         (13,527)          (15,193)            1,440               (6)               793
-----------------------------------------------------------------------------------------------------------------------------------
  $(158,182)     $ (40,541)     $ (93,908)     $  (281,421)     $    (99,517)     $    (43,511)     $         5      $    (149,236)
===================================================================================================================================


-----------------------------------------------------------------------------------------------------------------------------------
                                  ENERGY         FINANCIAL          HEALTH                            LARGE CAP        LARGE CAP
   ELECTRONICS     ENERGY        SERVICES        SERVICES            CARE            INTERNET           EUROPE            JAPAN
  ------------   ----------     ----------     ------------     -------------     -------------     --------------   --------------
  $  (3,334)     $  (3,720)     $  (4,019)     $   (16,080)     $     (6,334)     $       (931)     $    (3,756)     $      (7,197)

   (186,090)       (37,880)       (56,279)        (251,814)          (77,990)          (44,020)           3,767           (142,832)

     31,242          1,059        (33,610)         (13,527)          (15,193)            1,440               (6)               793
-----------------------------------------------------------------------------------------------------------------------------------

   (158,182)       (40,541)       (93,908)        (281,421)          (99,517)          (43,511)               5           (149,236)
-----------------------------------------------------------------------------------------------------------------------------------
        585            (30)           188              467               (22)              649                8                (54)
    (29,359)       (15,740)       (31,141)        (129,761)          (27,077)          (13,987)         (13,179)           (78,195)
   (390,232)        75,570       (300,981)       1,162,379           493,024          (437,550)         636,057             64,481
-----------------------------------------------------------------------------------------------------------------------------------

   (419,006)        59,800       (331,934)       1,033,085           465,925          (450,888)         622,886            (13,768)
-----------------------------------------------------------------------------------------------------------------------------------
   (577,188)        19,259       (425,842)         751,664           366,408          (494,399)         622,891           (163,004)
-----------------------------------------------------------------------------------------------------------------------------------
    682,623        311,801        532,519          290,723           498,454           536,850           45,530            213,035
-----------------------------------------------------------------------------------------------------------------------------------
  $ 105,435      $ 331,060      $ 106,677      $ 1,042,387      $    864,862      $     42,451      $   668,421      $      50,031
===================================================================================================================================

CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)

================================================================================================================================
                                                                                                      PRECIOUS
                                                      LEISURE          NOVA           OTC              METALS         RETAILING
                                                     --------     ------------    ------------        --------        ---------
Investment income:
   Income dividends from investments in
      portfolio shares .... ................        $     --     $    578,681    $         --        $     --        $      --
Expenses:

   Mortality and expense risk fees..........            3,019         186,094         131,294           22,229           2,955
   Administrative fees......................              362          22,331          15,755            2,667             355
--------------------------------------------------------------------------------------------------------------------------------
     Total expenses.........................            3,381         208,425         147,049           24,896           3,310
--------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense)......           (3,381)        370,256        (147,049)         (24,896)         (3,310)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares........          (15,311)     (7,925,317)     (6,083,698)         546,388         (47,310)
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ......................               --              --              --               --           4,557
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares... ...................               --              --              --               --              --
--------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares.....................          (15,311)     (7,925,317)     (6,083,698)         546,388         (42,753)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares....... .........................          (22,724)       (557,410)         28,351          173,737         (14,539)
--------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                      $(41,416)    $(8,112,471)    $ (6,202,396)       $695,229        $(60,602)
================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)

================================================================================================================================
                                                                                                      PRECIOUS
                                                      LEISURE          NOVA           OTC              METALS         RETAILING
                                                     --------     ------------    ------------        --------        ---------
Changes from operations:
   Net investment income (expense)..........         $ (3,381)       $370,256      $ (147,049)       $ (24,896)        $(3,310)
   Net realized gains (losses) on sales of
     investments in portfolio shares........          (15,311)     (7,925,317)     (6,083,698)         546,388         (42,753)
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares..... .................          (22,724)       (557,410)         28,351          173,737         (14,539)
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations......................          (41,416)     (8,112,471)     (6,202,396)         695,229         (60,602)
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments...........               10           8,877          29,317            3,271            (144)
   Contract redemptions.....................          (33,078)     (3,058,113)     (2,921,811)        (412,814)        (19,759)
   Net transfers............................         (144,509)     (2,085,038)      (6,341,799)      1,645,129         (98,783)
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions...         (177,577)     (5,134,274)     (9,234,293)       1,235,586        (118,686)
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets         (218,993)    (13,246,745)    (15,436,689)       1,930,815        (179,288)
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year...............          319,125      19,210,008      21,036,553          325,159         319,744
--------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of year..................        $ 100,132      $5,963,263      $5,599,864       $2,255,974       $ 140,456
================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                   U.S.             U.S.
                   TELE-                        GOVERNMENT       GOVERNMENT                                              COMBINED
   TECHNOLOGY  COMMUNICATIONS  TRANSPORTATION      BOND         MONEY MARKET          URSA            UTILITIES           TOTAL
  ------------   ----------     ----------     ------------     -------------     -------------     --------------   --------------
  $      --      $    --        $    --        $   103,226      $    182,860      $    104,512      $        59      $   1,007,691

      9,085          1,688          2,195           35,522           284,056            84,938           12,531            878,655
      1,090            202            263            4,263            34,087            10,192            1,504            105,438
------------------------------------------------------------------------------------------------------------------------------------
     10,175          1,890          2,458           39,785           318,143            95,130           14,035            984,093
------------------------------------------------------------------------------------------------------------------------------------
    (10,175)        (1,890)        (2,458)          63,441          (135,283)            9,382          (13,976)            23,598
------------------------------------------------------------------------------------------------------------------------------------




   (486,217)       (52,273)       (15,873)         107,198              --           1,101,401         (665,886)       (14,366,911)
     59,434             --             --               --              --                  --               --             90,987
         --             --             --               --              --                  --               --              2,383
------------------------------------------------------------------------------------------------------------------------------------
   (426,783)       (52,273)       (15,873)         107,198              --           1,101,401         (665,886)       (14,273,541)
------------------------------------------------------------------------------------------------------------------------------------
    (56,728)        (1,989)        (2,725)          14,393              --              90,986          (11,754)          (431,450)
------------------------------------------------------------------------------------------------------------------------------------
  $(493,686)     $ (56,152)     $ (21,056)     $   185,032      $   (135,283)     $  1,201,769      $  (691,616)     $ (14,681,393)
====================================================================================================================================





====================================================================================================================================
                                                   U.S.             U.S.
                   TELE-                        GOVERNMENT       GOVERNMENT                                              COMBINED
   TECHNOLOGY  COMMUNICATIONS  TRANSPORTATION      BOND         MONEY MARKET          URSA            UTILITIES           TOTAL
  ------------   ----------     ----------     ------------     -------------     -------------     --------------   --------------

  $  10,175      $  (1,890)     $  (2,458)     $    63,441      $   (135,283)     $      9,382      $   (13,976)     $      23,598

   (426,783)       (52,273)       (15,873)         107,198              --           1,101,401         (665,886)       (14,273,541)

    (56,728)        (1,989)        (2,725)          14,393              --              90,986          (11,754)          (431,450)
------------------------------------------------------------------------------------------------------------------------------------

   (493,686)       (56,152)       (21,056)         185,032          (135,283)        1,201,769         (691,616)       (14,681,393)
------------------------------------------------------------------------------------------------------------------------------------

        (31)            --            (15)            (584)        7,119,771             4,300              186          7,189,850
    (48,823)        (4,885)       (64,549)        (700,763)      (18,637,081)       (2,230,283)        (104,815)       (30,621,732)
    886,899        (46,928)       (48,437)      (1,202,044)       10,360,958        (3,010,124)         762,571           (133,390)
------------------------------------------------------------------------------------------------------------------------------------

    838,045        (51,813)      (113,001)      (1,903,391)       (1,156,352)       (5,236,107)         657,942        (23,565,272)
------------------------------------------------------------------------------------------------------------------------------------
    344,359       (107,965)      (134,057)      (1,718,359)       (1,291,635)       (4,034,338)         (33,674)       (38,246,665)
------------------------------------------------------------------------------------------------------------------------------------
    385,603        133,472        182,926        4,005,452        38,680,826         8,580,346          713,762        102,721,615
------------------------------------------------------------------------------------------------------------------------------------
  $ 729,962      $  25,507      $  48,869      $ 2,287,093      $ 37,389,191      $  4,546,008      $   680,088      $  64,474,950
====================================================================================================================================

CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001

=================================================================================================================================
                                                                                      BASIC            BIO-           CONSUMER
                                                   ARKTOS (a)       BANKING (a)    MATERIALS (a)   TECHNOLOGY (a)   PRODUCTS (a)
                                                 ============       ===========    =============   ==============   ============

Investment income:
   Income dividends and short-term capital gains
     from investments in portfolio shares...        $    --         $     --         $    --          $    --          $   --
Expenses:
   Mortality and expense risk fees..........           20,452           5,569           7,163            4,383           6,070
   Administrative fees......................            2,454             668             859              526             728
---------------------------------------------------------------------------------------------------------------------------------
     Total expenses.........................           22,906           6,237           8,022            4,909           6,798
---------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense)......          (22,906)         (6,237)         (8,022)          (4,909)         (6,798)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares........         (483,892)       (118,037)       (180,625)          20,614          (2,582)
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares... ...................               --              --              --               --              --
---------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments
     in portfolio shares....................         (483,892)       (118,037)       (180,625)          20,614          (2,582)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares....... ...............           46,668           9,327            (549)         (26,853)         11,742
---------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                     $(460,130)      $(114,947)       $(189,196)       $(11,148)        $ 2,362
=================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

=================================================================================================================================
                                                                                      BASIC           BIO-           CONSUMER
                                                   ARKTOS (a)      BANKING (a)     MATERIALS (a)  TECHNOLOGY (a)    PRODUCTS (a)
                                                 ============      ===========     ============   ==============    ============

Changes from operations:

   Net investment income (expense)..........       $  (22,906)       $ (6,237)       $ (8,022)      $   (4,909)       $ (6,798)
   Net realized gain (loss) on investments
     in portfolio shares....................         (483,892)       (118,037)       (180,625)          20,614          (2,582)
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares..... .................           46,668           9,327            (549)         (26,853)         11,742
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations......................         (460,130)       (114,947)       (189,196)         (11,148)          2,362
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments...........           28,920             452            (249)           2,543             486
   Contract redemptions.....................          (24,028)       (149,494)       (130,192)        (139,072)        (76,350)
   Net transfers............................        3,986,902         545,927         697,544        1,192,291         554,483
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions...        3,991,794         396,885         567,103        1,055,762         478,619
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets        3,531,664         281,938         377,907        1,044,614         480,981
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period.............               --              --              --               --              --
---------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period..........       $3,531,664        $281,938        $377,907       $1,044,614        $480,981
=================================================================================================================================


(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                     ENERGY           FINANCIAL          HEALTH                          EUROPE           LARGE CAP
  ELECTRONICS(a)     ENERGY(a)      SERVICES(a)      SERVICES(a)        CARE(a)        INTERNET(a)      LARGE CAP(a)       JAPAN(a)
  ==============   ===========      ===========      ===========      ===========      ===========      ===========      ===========


  $      --        $      --        $     --         $     --         $    --          $      --        $      --        $     --

       1,056            4,306            2,737              903            3,225            1,393              825             117
         127              517              328              108              387              167               99              14
-----------------------------------------------------------------------------------------------------------------------------------
       1,183            4,823            3,065            1,011            3,612            1,560              924             131
-----------------------------------------------------------------------------------------------------------------------------------
      (1,183)          (4,823)          (3,065)          (1,011)          (3,612)          (1,560)            (924)           (131)
-----------------------------------------------------------------------------------------------------------------------------------



      42,176         (196,691)         (56,296)          (8,129)         (39,719)         (86,873)          15,402         (21,009)
         --               --              --               --              --                 --               --             --
-----------------------------------------------------------------------------------------------------------------------------------

      42,176         (196,691)         (56,296)          (8,129)         (39,719)         (86,873)          15,402         (21,009)
-----------------------------------------------------------------------------------------------------------------------------------

     (42,774)          11,933           37,758            6,638           (3,728)          (7,528)             959            --
-----------------------------------------------------------------------------------------------------------------------------------

  $   (1,781)      $ (189,581)      $  (21,603)      $   (2,502)      $  (47,059)      $  (95,961)      $   15,437       $ (21,140)
===================================================================================================================================






====================================================================================================================================
                                     ENERGY           FINANCIAL          HEALTH                          EUROPE           LARGE CAP
  ELECTRONICS(a)     ENERGY(a)      SERVICES(a)      SERVICES(a)        CARE(a)        INTERNET(a)      LARGE CAP(a)       JAPAN(a)
  ==============   ===========      ===========      ===========      ===========      ===========      ===========      ===========



  $   (1,183)      $   (4,823)      $   (3,065)      $   (1,011)      $   (3,612)      $   (1,560)      $     (924)      $     (131)

      42,176         (196,691)         (56,296)          (8,129)         (39,719)         (86,873)          15,402          (21,009)

     (42,774)          11,933           37,758            6,638           (3,728)          (7,528)             959             --
------------------------------------------------------------------------------------------------------------------------------------

      (1,781)        (189,581)         (21,603)          (2,502)         (47,059)         (95,961)          15,437          (21,140)
------------------------------------------------------------------------------------------------------------------------------------


       2,123            1,094               48              452              705            2,881             (791)            --
      (5,346)          (4,625)        (126,028)            (245)         (44,615)          (9,093)            (922)            --
     687,627          504,913          680,102          293,018          589,423          639,023           31,806          234,175
------------------------------------------------------------------------------------------------------------------------------------

     684,404          501,382          554,122          293,225          545,513          632,811           30,093          234,175
------------------------------------------------------------------------------------------------------------------------------------

     682,623          311,801          532,519          290,723          498,454          536,850           45,530          213,035
------------------------------------------------------------------------------------------------------------------------------------
         --               --              --               --              --                 --               --              --
------------------------------------------------------------------------------------------------------------------------------------

  $  682,623       $  311,801       $  532,519       $  290,723       $  498,454       $  536,850       $   45,530       $  213,035
====================================================================================================================================

CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)

================================================================================================================================

                                                                                                     PRECIOUS
                                                   LEISURE (a)       NOVA            OTC               METALS     RETAILING (a)
                                                   ===========   =============   =============       ==========   ============
Investment income:

   Income dividends and short-term capital gains
     from investments in portfolio shares...           $   --     $ 2,992,875         $    --            $  --         $    --
--------------------------------------------------------------------------------------------------------------------------------
Expenses:

   Mortality and expense risk fees..........            5,138         317,456         309,754           17,783             329
   Administrative fee.......................              617          38,095          37,171            2,134              40
--------------------------------------------------------------------------------------------------------------------------------
     Total expenses.........................            5,755         355,551         346,925           19,917             369
--------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense)......           (5,755)      2,637,324        (346,925)         (19,917)           (369)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares........         (427,558)    (15,888,277)    (27,168,696)        (270,421)          8,301
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares .. ...................              --              --              --               --              --
--------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments
       in portfolio shares..................         (427,558)    (15,888,277)    (27,168,696)        (270,421)          8,301
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares ......................            4,691       1,778,473      13,238,212          (44,207)          7,484
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations....................        $(428,622)   $(11,472,480)   $(14,277,409)       $(334,545)        $15,416
================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)

================================================================================================================================

                                                                                                     PRECIOUS
                                                   LEISURE (a)       NOVA            OTC               METALS     RETAILING (a)
                                                   ===========   =============   =============       ==========   ============
Changes from operations:

   Net investment income (expense)..........         $ (5,755)    $ 2,637,324     $  (346,925)       $ (19,917)       $   (369)
   Net realized gain (loss) on investments
     in portfolio shares....................         (427,558)    (15,888,277)    (27,168,696)        (270,421)          8,301
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares ......................            4,691       1,778,473      13,238,212          (44,207)          7,484
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net
       assets from operations...............         (428,622)    (11,472,480)    (14,277,409)        (334,545)         15,416
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions
   Net contract purchase payments...........            1,122          37,790         136,700           (5,576)            --
   Contract redemptions.....................          (37,990)     (1,656,306)     (1,281,536)        (160,308)            --
   Net transfers............................          784,615      (8,299,387)     (13,140,836)       (872,756)        304,328
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owner' transactions....          747,747      (9,917,903)    (14,285,672)      (1,038,640)        304,328
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets          319,125     (21,390,383)    (28,563,081)      (1,373,185)        319,744
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period.............              --       40,600,391      49,599,634        1,698,344             --
--------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period..........         $319,125     $19,210,008     $21,036,553        $ 325,159        $319,744
================================================================================================================================


(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                    TELE-                          U.S.             U.S.
               COMMUNICATIONS  TRANSPORTATION   GOVERNMENT       GOVERNMENT                                              COMBINED
   TECHNOLOGY        (a)             (a)           BOND         MONEY MARKET          URSA            UTILITIES(a)        TOTAL
  ============   ==========     ==========     ============     =============     =============     ==============   ==============

     $ --           $ --            $ --          $152,344        $1,213,983          $430,724          $ --            $4,789,926
------------------------------------------------------------------------------------------------------------------------------------

      2,503            517         1,129            58,688           553,921           103,843            2,068          1,431,328
        300             62           136             7,042            66,470            12,461              248            171,758
------------------------------------------------------------------------------------------------------------------------------------
      2,803            579         1,265            65,730           620,391           116,304            2,316          1,603,086
------------------------------------------------------------------------------------------------------------------------------------
     (2,803)          (579)       (1,265)           86,614           593,592           314,420           (2,316)         3,186,840
------------------------------------------------------------------------------------------------------------------------------------



    (81,947)         6,688        (10,549)       (685,221)           --              (344,714)          (89,405)        (46,067,460)

         --               --              --               --              --                 --               --              --
------------------------------------------------------------------------------------------------------------------------------------

    (81,947)         6,688        (10,549)        (685,221)           --             (344,714)          (89,405)       (46,067,460)
------------------------------------------------------------------------------------------------------------------------------------

    (27,991)            64          3,313         (110,760)           --               (51,558)          13,427         14,854,741
------------------------------------------------------------------------------------------------------------------------------------

  $(112,741)        $6,173       $ (8,501)       $(709,367)         $593,592          $(81,852)        $(78,294)      $(28,025,879)
====================================================================================================================================





====================================================================================================================================

                   TELE-                           U.S.             U.S.
   TECHNOLOGY  COMMUNICATIONS  TRANSPORTATION   GOVERNMENT       GOVERNMENT                                              COMBINED
       (a)           (a)             (a)           BOND         MONEY MARKET          URSA           UTILITIES(a)         TOTAL
  ============   ==========     ==========     ============     =============     =============     ==============   ==============


  $  (2,803)      $   (579)     $ (1,265)       $   86,614       $   593,592        $  314,420          $(2,316)     $  3,186,840

    (81,947)         6,688       (10,549)         (685,221)             --            (344,714)         (89,405)      (46,067,460)

    (27,991)            64         3,313          (110,760)             --             (51,558)          13,427        14,854,741
------------------------------------------------------------------------------------------------------------------------------------

   (112,741)         6,173        (8,501)         (709,367)          593,592           (81,852)         (78,294)      (28,025,879)
------------------------------------------------------------------------------------------------------------------------------------

      8,794          2,217            (1)            2,031        12,254,546            39,376               67        12,515,730
   (116,762)        (1,471)       (1,920)         (147,103)      (18,850,893)         (765,923)        (118,473)      (23,848,695)
    606,312        126,553       193,348           339,857         5,364,344         3,004,493          910,462           (41,433)
------------------------------------------------------------------------------------------------------------------------------------

    498,344        127,299       191,427           194,785        (1,232,003)        2,277,946          792,056       (11,374,398)
------------------------------------------------------------------------------------------------------------------------------------
    385,603        133,472       182,926          (514,582)         (638,411)        2,196,094          713,762       (39,400,277)
------------------------------------------------------------------------------------------------------------------------------------
       --             --            --           4,520,034        39,319,237         6,384,252             --         142,121,892
------------------------------------------------------------------------------------------------------------------------------------
  $ 385,603       $133,472      $182,926        $4,005,452       $38,680,826        $8,580,346         $713,762      $102,721,615
====================================================================================================================================

CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2002 AND 2001

(1) GENERAL

   Conseco Advisor Variable Annuity Account (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Prior to May 1, 2001, the Account was known as Rydex Advisor Variable Annuity Account. The Account was established on April 15, 1996, as a segregated investment account for individual variable annuity contracts issued by Conseco Variable Insurance Company (the "Company") and commenced operations on May 7, 1997. The Account was originally registered as a diversified, open-ended investment company. On November 2, 1998, the Account was reorganized as a unit investment trust pursuant to an Agreement and Plan of Reorganization approved by the contract owners of the Account on October 26, 1998 (the "Reorganization"). On November 2, 1998, the Account transferred its assets into the corresponding portfolios of the Rydex Variable Trust in exchange for shares of the portfolios. The respective interests of the contract owners in the Account immediately after the Reorganization were equal to their interests in the Juno, U.S. Government Money Market, Nova, OTC, Precious Metals, Ursa and the U.S. Government Bond subaccounts immediately before the Reorganization. The Juno subaccount was discontinued on May 1, 2000.

   The operations of the Account are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance Company of Texas, a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc., a wholly owned subsidiary of Inviva, Inc., a New York based insurance holding company.

   Since November 2, 1998, the Account invests solely in the Rydex Variable Trust (the "Trust"). The Trust is managed by PADCO Advisors II, Inc. ("PADCO"). The following investment funds are currently available:

Arktos Fund
Banking Fund
Basic Materials Fund
Biotechnology Fund
Consumer Products Fund
Electronics Fund
Energy Fund
Energy Services Fund
Financial Services Fund
Health Care Fund
Internet Fund
Large Cap Europe Fund
Large Cap Japan Fund
Leisure Fund
Nova Fund
OTC Fund
Precious Metals Fund
Retailing Fund
Technology Fund
Telecommunications Fund
Transportation Fund
U.S. Government Bond Fund
U.S. Government Money Market Fund
Ursa Fund
Utilities Fund

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)  SUMMARY  OF   SIGNIFICANT   ACCOUNTING   POLICIES   INVESTMENT   VALUATION,
     TRANSACTIONS, AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective funds of the Trust at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments that are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $861,110,368 and $1,349,128,027 for the years ended December 31, 2002 and 2001, respectively. The aggregate proceeds from sales of investments in portfolio shares were $884,558,671 and $1,357,498,529 for the years ended December 31, 2002 and 2001, respectively.

CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2002 AND 2001

================================================================================

(4) DEDUCTIONS AND EXPENSES

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for contract administrative charges and transfer processing fees may prove insufficient to cover the actual administrative and transfer processing expenses.

   The Company deducts a total daily charge from the total investments of the Account, which is equivalent to an effective annual rate of 1.40 percent, consisting of the 1.25 percent for the mortality and expense risks and .15 percent for administrative expenses. Effective April 1, 2002, the mortality and expense risk fee was reduced to an effective annual rate of 0.80 percent for the Rydex U.S. Government Money Market fund. These fees were $878,655 and $1,431,328 for the years ended December 31, 2002 and 2001, respectively. The administrative expenses were $105,438 and $171,758 for the years ended December 31, 2002 and 2001, respectively.

   The Company provides sales and administrative services to the Account. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7.00 percent based upon the number of years the contract has been held. The total surrender charges for the Account were $1,397,501 and $814,242 for the years ended December 31, 2002 and 2001, respectively.

(5)  FINANCIAL HIGHLIGHTS

   Beginning in 2001, disclosure of total returns, investment income, and expense ratios became a new requirement. The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. The investment income ratio is the ratio of income dividends to the average daily net assets. Details begin below.

====================================================================================================================================

                                                                              CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
                                                               =====================================================================

                                                                                NET ASSETS                  INVESTMENT     EXPENSES
                                                        UNITS                   ==========      TOTAL         INCOME       AS % OF
                                                        (000s)    UNIT VALUE      (000s)       RETURN          RATIO      NET ASSETS
====================================================================================================================================
RYDEX VARIABLE TRUST
   Arktos Fund
     December 31, 2002.......................            44         $15.42        $  675         31.98%        1.07%        1.40%
     December 31, 2001.......................           302          11.68         3,532         16.82%        0.00%        1.40%
   Banking Fund..............................
     December 31, 2002.......................            23           9.77           228         -2.16%        0.25%        1.40%
     December 31, 2001.......................            28           9.99           282         -0.11%        0.00%        1.40%
   Basic Materials Fund
     December 31, 2002.......................             8           8.25            69        -13.96%        0.13%        1.40%
     December 31, 2001.......................            39           9.59           378         -4.07%        0.00%        1.40%
   Biotechnology Fund
     December 31, 2002.......................            54           5.27           285        -46.11%        0.00%        1.40%
     December 31, 2001.......................           107           9.78         1,045         -2.24%        0.00%        1.40%
   Consumer Products Fund
     December 31, 2002.......................            25           9.54           240         -4.95%        0.02%        1.40%
     December 31, 2001.......................            48          10.03           481          0.33%        0.00%        1.40%
   Electronics Fund
     December 31, 2002.......................            25           4.18           105        -48.93%        0.00%        1.40%
     December 31, 2001.......................            84           8.18           683        -18.21%        0.00%        1.40%
   Energy Fund
     December 31, 2002.......................            46           7.13           331        -14.71%        0.00%        1.40%
     December 31, 2001.......................            37           8.36           312        -16.39%        0.00%        1.40%
   Energy Services Fund
     December 31, 2002.......................            18           6.09           107        -13.35%        0.00%        1.40%
     December 31, 2001.......................            76           7.03           533        -29.70%        0.00%        1.40%
   Financial Services Fund
     December 31, 2002.......................           131           7.93         1,042        -16.28%        0.00%        1.40%
     December 31, 2001.......................            31           9.47           291         -5.30%        0.00%        1.40%
   Health Care Fund
     December 31, 2002.......................           118           7.32           865        -22.41%        0.00%        1.40%
     December 31, 2001.......................            53           9.44           498         -5.61%        0.00%        1.40%

CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2002 AND 2001

====================================================================================================================================

                                                                              CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
                                                               =====================================================================

                                                                                NET ASSETS                  INVESTMENT     EXPENSES
                                                        UNITS                   ==========      TOTAL         INCOME       AS % OF
                                                        (000s)    UNIT VALUE      (000s)       RETURN          RATIO      NET ASSETS
====================================================================================================================================
RYDEX VARIABLE TRUST (continued)
   Internet Fund
     December 31, 2002.......................              12       $ 3.49        $    43       -44.13%         0.00%       1.40%
     December 31, 2001.......................              86         6.24            537       -37.55%         0.00%       1.40%
   Large Cap Europe Fund
     December 31, 2002.......................              85         7.84            668       -29.35%         0.01%       1.40%
     December 31, 2001.......................               4        11.10             45        10.99%         0.00%       1.40%
   Large Cap Japan Fund......................
     December 31, 2002.......................               7         7.17             50       -17.37%         0.00%       1.40%
     December 31, 2001.......................              25         8.68            213       -13.18%         0.00%       1.40%
   Leisure Fund..............................
     December 31, 2002.......................              17         6.02            100       -15.95%         0.00%       1.40%
     December 31, 2001.......................              45         7.17            319       -28.32%         0.00%       1.40%
   Nova Fund  ...............................
     December 31, 2002.......................             825         7.23          5,963       -36.62%         3.89%       1.40%
     December 31, 2001.......................           1,684        11.41         19,210       -24.64%        11.78%       1.40%
   OTC Fund   ...............................
     December 31, 2002.......................             615         9.11          5,600       -39.71%         0.00%       1.40%
     December 31, 2001.......................           1,393        15.10         21,036       -36.08%         0.00%       1.40%
   Precious Metals Fund......................
     December 31, 2002.......................             327         6.90          2,256        43.56%         0.00%       1.40%
     December 31, 2001.......................              68         4.81            325        11.43%         0.00%       1.40%
   Retailing Fund............................
     December 31, 2002.......................              18         7.83            141       -23.00%         0.00%       1.40%
     December 31, 2001.......................              31        10.16            320         1.64%         0.00%       1.40%
   Technology Fund...........................
     December 31, 2002.......................             165         4.43            730       -39.96%         0.00%       1.40%
     December 31, 2001.......................              52         7.37            386       -26.26%         0.00%       1.40%
   Telecommunications Fund...................
     December 31, 2002.......................               5         5.32             26       -40.47%         0.00%       1.40%
     December 31, 2001.......................              15         8.94            133       -10.60%         0.00%       1.40%
   Transportation  Fund......................
     December 31, 2002.......................               6         8.42             49       -12.91%         0.00%       1.40%
     December 31, 2001.......................              19         9.67            183        -3.32%         0.00%       1.40%
   U.S. Government Bond Fund.................
     December 31, 2002.......................             160        14.28          2,287        16.97%         3.63%       1.40%
     December 31, 2001.......................             328        12.21          4,005        -1.31%         3.24%       1.40%
   U.S. Government Money Market Fund.........
     December 31, 2002.......................           3,304        11.32         37,389        -0.37%         0.46%       1.80%
     December 31, 2001.......................           3,405        11.36         38,681         1.34%         2.74%       1.40%
   Ursa Fund  ...............................
     December 31, 2002.......................             555         8.19          4,546        19.95%         1.54%       1.40%
     December 31, 2001.......................           1,256         6.83          8,580        13.40%         5.18%       1.40%
   Utilities Fund............................
     December 31, 2002.......................             142         4.78            680       -33.77%         0.01%       1.40%
     December 31, 2001.......................              99         7.22            714       -27.76%         0.00%       1.40%

CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS - CONTINUED
================================================================================
(6)  UNIT PROGRESSION

The changes in units outstanding for the year ended December 31, 2002, were as follows:


                                                                                       BASIC                          CONSUMER
                                                    ARKTOS            BANKING        MATERIALS     BIOTECHNOLOGY      PRODUCTS
                                                 ============       ==========      ===========    =============     ===========
Number of units, beginning of year ..........       302,327.6         28,224.6        39,394.7       106,864.4         47,940.8
Units purchased .............................     5,202,967.2        111,787.6       272,828.1       765,476.6        206,211.9
Units redeemed ..............................    (5,461,521.4)      (116,667.3)     (303,818.9)     (818,331.5)      (228,949.3)
--------------------------------------------------------------------------------------------------------------------------------
Number of units, end of year ................        43,773.4         23,344.9         8,403.9        54,009.5         25,203.4
================================================================================================================================



================================================================================================================================

                                                                                                     PRECIOUS
                                                   LEISURE             NOVA             OTC           METALS          RETAILING
                                                 ============       ==========      ===========    =============     ===========
Number of units, beginning of year ..........        44,523.0      1,684,288.6     1,392,948.0        67,658.0         31,460.1
Units purchased .............................       257,082.4     32,622,736.9     9,481,870.5     3,129,932.5        355,745.6
Units redeemed ..............................      (284,984.7)   (33,482,063.8)  (10,259,837.5)   (2,870,606.0)      (369,258.0)
--------------------------------------------------------------------------------------------------------------------------------
Number of units, end of year ................        16,620.7        824,961.7       614,981.0       326,984.5         17,947.7
==================================================================================================================================

====================================================================================================================================

                                        ENERGY         FINANCIAL                                        LARGE CAP        LARGE CAP
       ELECTRONICS        ENERGY       SERVICES         SERVICES      HEALTH CARE        INTERNET         EUROPE           JAPAN
       -----------     -----------    -----------     -----------     -----------      -----------     -----------      -----------
         83,468.2        37,293.6       75,756.6        30,699.3        52,811.0         85,972.0         4,102.3         24,538.7
        563,296.2       230,101.9      415,644.2       590,568.5       464,645.8        174,668.8       475,131.9        635,599.6
       (621,518.0)     (220,966.9)    (473,886.9)     (489,788.4)     (399,365.2)      (248,473.1)     (393,986.0)      (653,164.2)
------------------------------------------------------------------------------------------------------------------------------------
         25,246.4        46,428.6       17,513.9       131,479.4       118,091.6         12,167.7        85,248.2          6,974.1
====================================================================================================================================



                                                         U.S.           U.S.
                          TELE-                       GOVERNMENT     GOVERNMENT
        TECHNOLOGY   COMMUNICATIONS TRANSPORTATION       BOND        MONEY MARKET        URSA          UTILITIES      COMBINED TOTAL
        ----------   -------------- --------------   -----------    ------------     ------------     ----------      --------------
         52,293.7        14,931.1       18,920.8       327,975.6     3,405,317.3      1,256,060.4        98,812.4       9,314,582.8
        783,914.5       502,446.8      179,653.8     1,964,048.3    36,542,769.9     27,460,756.1     2,418,812.5     125,808,698.1
       (671,327.6)     (512,584.6)    (192,770.5)   (2,131,918.0)  (36,644,320.7)   (28,162,002.2)   (2,375,476.7)   (128,387,587.4)
------------------------------------------------------------------------------------------------------------------------------------
        164,880.6         4,793.3        5,804.1       160,105.9     3,303,766.5        554,814.3       142,148.2       6,735,693.5
====================================================================================================================================

CONSECO ADVISOR VARIABLE  ANNUITY ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
================================================================================
UNIT PROGRESSION

The changes in units outstanding for the year ended December 31, 2001, were as follows:


                                                                                     BASIC                              CONSUMER
                                               ARKTOS(a)         BANKING(a)       MATERIALS(a)    BIOTECHNOLOGY(a)     PRODUCTS(a)
                                             ------------        ----------        ----------     -------------        ----------
Number of units, beginning of period ...               --                --                --                --                --
Units purchased ........................      3,448,531.0         407,574.5         371,880.5         379,562.0         306,423.4
Units redeemed .........................     (3,146,203.4)       (379,349.9)       (332,485.8)       (272,697.6)       (258,482.6)
------------------------------------------------------------------------------------------------------------------------------------
    Number of units, end of period .....        302,327.6          28,224.6          39,394.7         106,864.4          47,940.8
====================================================================================================================================


====================================================================================================================================
                                                                                                     PRECIOUS
                                               LEISURE (a)         NOVA              OTC              METALS         RETAILING (a)
                                               ----------     -------------     -------------      ------------        ----------
Number of units, beginning of period ...               --       2,682,457.6       2,099,317.1         393,761.8                --
Units purchased ........................        271,416.9      41,472,657.4      15,978,580.3       2,588,839.2         167,081.9
Units redeemed .........................       (226,893.9)    (42,470,826.4)    (16,684,949.4)     (2,914,943.0)       (135,621.8)
------------------------------------------------------------------------------------------------------------------------------------
    Number of units, end of period ....          44,523.0       1,684,288.6       1,392,948.0          67,658.0          31,460.1
====================================================================================================================================

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

====================================================================================================================================
                                     ENERGY           FINANCIAL         HEALTH                          LARGE CAP         LARGE CAP
ELECTRONICS(a)     ENERGY(a)       SERVICES(a)       SERVICES(a)        CARE(a)        INTERNET(a)      EUROPE(a)          JAPAN(a)
--------------     ----------      -----------       ----------       ----------       -----------      ----------        ---------
          --               --               --               --               --               --               --               --
   214,304.6        287,863.8        403,548.3        167,960.7        466,056.8        163,988.1        159,909.2        119,666.3
  (130,836.4)      (250,570.2)      (327,791.7)      (137,261.4)      (413,245.8)       (78,016.1)      (155,806.9)       (95,127.6)
------------------------------------------------------------------------------------------------------------------------------------
    83,468.2         37,293.6         75,756.6         30,699.3         52,811.0         85,972.0          4,102.3         24,538.7
====================================================================================================================================





====================================================================================================================================
                                                         U.S.            U.S.
                      TELE-                           GOVERNMENT      GOVERNMENT                                       COMBINED
TECHNOLOGY(a)   COMMUNICATIONS(a)  TRANSPORTATION(a)     BOND        MONEY MARKET         URSA        UTILITIES (a)      TOTAL
------------    ----------------   ----------------  ------------    -------------    -------------   ----------     -------------
         --                --                 --        365,244.2      3,507,787.4      1,059,771.0            --     10,108,339.1
  284,306.7         224,804.8          103,452.4      3,001,336.0     57,430,765.2     51,992,503.1     326,203.5    180,739,216.6
 (232,013.0)       (209,873.7)         (84,531.6)    (3,038,604.6)   (57,533,235.3)   (51,796,213.7)   (227,391.1)  (181,532,972.9)
-----------------------------------------------------------------------------------------------------------------------------------
   52,293.7          14,931.1           18,920.8        327,975.6      3,405,317.3      1,256,060.4      98,812.4      9,314,582.8
====================================================================================================================================

REPORT OF INDEPENDENT AUDITORS



================================================================================

To the Board of Directors of Conseco Variable
Insurance Company and Contract Owners of
Conseco Advisor Annuity Account

We have audited the accompanying statement of assets and liabilities of Conseco Advisor Annuity Account comprised of the following subaccounts: Rydex Variable Trust Arktos Fund, Rydex Variable Trust Banking Fund, Rydex Variable Trust Basic Materials Fund, Rydex Variable Biotechnology Fund, Rydex Variable Trust Consumer Products Fund, Rydex Variable Trust Electronics Fund, Rydex Variable Trust Energy Fund, Rydex Variable Trust Energy Services Fund, Rydex Variable Trust Financial Services Fund, Rydex Variable Trust Health Care Fund, Rydex Variable Trust Internet Fund, Rydex Variable Trust Large Cap Europe Fund, Rydex Variable Trust Large Cap Japan Fund, Rydex Variable Trust Leisure Fund, Rydex Variable Trust Nova Fund, Rydex Variable Trust OTC Fund, Rydex Variable Trust Precious Metals Fund, Rydex Variable Trust Retailing Fund, Rydex Variable Trust Technology Fund, Rydex Variable Trust Telecommunications Fund, Rydex Variable Trust Transportation Fund, Rydex Variable Trust U.S. Government Bond Fund, Rydex Variable Trust U.S. Government Money Market Fund, Rydex Variable Trust Ursa Fund, Rydex Variable Trust Utilities Fund, as of December 31, 2002, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Conseco Advisor Annuity Account's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of assets and liabilities of Conseco Variable Advisor Annuity Account as of December 31, 2001, and the related statements of operations and changes in net assets for the respective year or period then ended were audited by other auditors whose report dated February 15, 2002, expressed an unqualified opinion on those financial statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by corresponding with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2002 financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Conseco Advisor Annuity Account, as of December 31, 2002, the results of their operations and changes in their net assets for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                               /s/ Ernst & Young

Ernst & Young
New York, NY
March 31, 2003

================================================================================
                          CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
                          SPONSOR
                          Conseco Variable Insurance Company
                          DISTRIBUTOR
                          Conseco Equity Sales, Inc.
                          INDEPENDENT AUDITORS
                          Ernst & Young LLP

CONSECO VARIABLE INSURANCE COMPANY

Statutory-Basis Financial Statements and
Report of Independent Auditors

Years Ended December 31, 2002 and 2001

                       Conseco Variable Insurance Company

                      Statutory-Basis Financial Statements


                     Years ended December 31, 2002 and 2001




                                    CONTENTS

   Report of Independent Auditors                                     1

   Statutory-Basis Balance Sheets                                     2
   Statutory-Basis Statements of Operations                           3
   Statutory-Basis Statements of Changes in Capital and Surplus       4
   Statutory-Basis Statements of Cash Flow                            5
   Notes to Statutory-Basis Financial Statements                      6

                         REPORT OF INDEPENDENT AUDITORS


Board of Directors of
The Conseco Variable Insurance Company

We have audited the accompanying statutory-basis balance sheet of The Conseco Variable Insurance Company as of December 31, 2002, and the related statutory-basis statements of operations, changes in capital and surplus and cash flow for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of The Conseco Variable Insurance Company for the year ended December 31, 2001, were audited by other auditors whose report dated May 29, 2002, expressed an unqualified opinion as to the conformity of those financial statements with accounting practices prescribed or permitted by the Texas Department of Insurance and not in conformity with accounting principles generally accepted in the United States.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the The Conseco Variable Insurance Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 2. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Conseco Variable Insurance Company at December 31, 2002, or the results of its operations or its cash flow for the year then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Conseco Variable Insurance Company at December 31, 2002, and the results of its operations and its cash flow for the year then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.


                                            /s/ ERNST & YOUNG LLP
New York, New York
April 29, 2003

CONSECO VARIABLE INSURANCE COMPANY
STATUTORY-BASIS BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)
--------------------------------------------------------------------------------

                                                                                           DECEMBER 31,
                                                                                      2002                2001
                                                                                  ------------     -------------
ASSETS
       Investments and Cash:
          Bonds                                                                   $   600,024      $  1,299,230
          Preferred stocks                                                              3,345            14,836
          Common stocks                                                                    10             1,517
          Mortgage loans on real estate                                                21,790            27,267
          Policyholder loans                                                           22,435            73,673
          Short-term investments                                                       82,000             8,320
          Cash (overdraft)                                                             (6,453)          140,757
          Other invested assets                                                             -            23,312
                                                                                  ------------     -------------
          Total investments and cash                                                  723,151         1,588,912
       Life and accident and health premiums due and unpaid                                 -             5,317
       Accrued investment income                                                        9,154            22,626
       Federal income tax recoverable                                                       -            10,127
       Deferred taxes                                                                   4,166             8,836
       Amounts recoverable on reinsurance ceded                                        13,139             2,344
       Other assets                                                                     1,876             2,439
       Separate account assets                                                      1,116,590         1,649,066
                                                                                  ------------     -------------
           Total assets                                                           $ 1,868,076      $  3,289,667
                                                                                  ============     =============

LIABILITIES
       Policy and contract reserves                                                   692,622         1,342,114
       Claim reserves                                                                     286            11,730
       Policyholders dividend payable                                                       -             3,441
       Borrowed money and interest thereon                                                  -           151,833
       Reinsurance payable                                                             19,161            10,550
       Payable for securities                                                               -             2,972
       Accounts payable and accrued expenses                                            3,971             3,660
       Due to affiliates                                                                1,255                16
       Asset valuation reserve                                                          1,066            20,783
       Interest maintenance reserve                                                     3,163            48,258
       Transfers from separate accounts                                               (39,743)          (61,423)
       Federal income tax payable                                                       9,259                 -
       Other liabilities                                                                5,254             8,037
       Separate account liabilities                                                 1,116,590         1,649,066
                                                                                  ------------     -------------
           Total liabilities                                                        1,812,884         3,191,037
                                                                                  ------------     -------------

CAPITAL AND SURPLUS:
       Common stock, $4.80 par value, 1,065,000 shares
           authorized, 1,043,565 shares issued and outstanding                          5,009             5,009
       Paid in surplus                                                                 41,028            41,028
                                                                                  ------------     -------------
           Total capital                                                               46,037            46,037
       Unassigned surplus                                                             (32,038)           52,593
       Special surplus funds                                                           41,193                 -
                                                                                  ------------     -------------
           Total capital and surplus                                                   55,192            98,630
                                                                                  ------------     -------------
           Total liabilities and capital and surplus                              $ 1,868,076      $  3,289,667
                                                                                  ============     =============

        SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

CONSECO VARIABLE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF OPERATIONS
(IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                     YEARS ENDED DECEMBER 31,
                                                                                      2002             2001
                                                                                  ------------     ------------
REVENUES
       Premium, annuity and other considerations                                  $   308,565      $   467,834
       Net investment income                                                           57,269          103,447
       Reserve adjustment on reinsurance ceded                                       (503,679)            (305)
       Commission and expense allowances on reinsurance ceded                          39,274              229
       Amortization of the interest maintenance reserve                                 2,116            6,546
       Other revenue                                                                   21,894           15,302
                                                                                  ------------     ------------
         Total revenue                                                                (74,561)         593,053
                                                                                  ------------     ------------

BENEFITS AND EXPENSES
       Death and disability benefits                                                   15,724           50,236
       Annuity and surrender benefits                                                 659,064          365,461
       Decrease in insurance and annuity reserves                                    (621,515)         (58,579)
       Other benefits                                                                   4,589            2,415
       Commissions                                                                     16,615           30,130
       General and administrative expenses                                             32,160           47,921
       Taxes, licenses and fees                                                         1,530            6,093
       Net transfers (from) to separate accounts                                     (206,030)         135,267
       Other expenses                                                                     (30)              76
                                                                                  ------------     ------------
           Total benefits and expenses                                                (97,893)         579,020
                                                                                  ------------     ------------

       Gain from operations before dividends to policyholders, federal income
         taxes and net realized capital losses                                         23,332           14,033
       Dividends to policyholders                                                          11            2,382
                                                                                  ------------     ------------
       Gain from operations before federal income taxes and net realized
         capital losses                                                                23,321           11,651
       Federal income tax (benefit)                                                     5,575           (5,768)
                                                                                  ------------     ------------
       Gain from operations before realized capital losses                             17,746           17,419
       Net realized capital losses, net of taxes and transfers to IMR                 (47,775)         (11,890)
                                                                                  ------------     ------------
         Net (loss) income                                                        $   (30,029)     $     5,529
                                                                                  ============     ============

        SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

CONSECO VARIABLE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                     2002             2001
                                                                                  ------------     -----------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                                            $   98,630       $ 101,978
       Adjustment to surplus:
         Net (loss) income                                                           (30,029)          5,529
         Accrued capital contribution from parent                                      7,500               -
         Change in net unrealized capital gains (losses)                               1,008          (3,122)
         Change in net admitted deferred tax asset                                    (7,950)         (1,905)
         (Increase) decrease in non-admitted assets                                      423             241
         Increase in surplus as a result of reinsurance, net of tax                   41,193               -
         Decrease in asset valuation reserve                                          19,717           8,036
         Change in treasury stock                                                         -           20,812
         Cumulative effect of changes in accounting principles                            -           (2,027)
         Capital change related to treasury stock                                         -             (254)
         Paid in surplus change related to treasury stock                                  -         (20,558)
         Dividends to shareholder                                                    (75,300)        (10,100)
                                                                                  ------------     -----------
            Net adjustment to surplus                                                (43,438)         (3,348)
                                                                                  ------------     -----------
CAPITAL AND SURPLUS, END OF YEAR                                                  $   55,192       $  98,630
                                                                                  ============     ===========


         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

CONSECO VARIABLE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CASH FLOW
(IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                        YEARS ENDED DECEMBER 31,
                                                                                        2002             2001
                                                                                    -------------     ------------
OPERATIONS:
  Premiums, policy proceeds, and other considerations received, net of
     reinsurance paid                                                               $      315,69    $     467,308
                                                                                    -------------    -------------
  Net investment income received                                                           51,730          106,547
  Commission and expense allowances on reinsurance ceded                                    5,407              (75)
  Miscellaneous income                                                                     77,928           25,624
                                                                                    -------------    -------------
         Total income received                                                            450,756          599,404
  Benefits paid                                                                           683,812          420,153
  Commissions and other expenses paid                                                      44,720           84,933
  Net transfers (from) to Separate Accounts                                              (227,710)         130,202
  Dividends paid to policyholders                                                             (11)           2,112
  Federal income taxes paid                                                                 5,439           14,394
  Other revenues received less other expenses paid                                          4,280            1,591
                                                                                    -------------    -------------
         Total operating expenses paid                                                    510,530          653,385
                                                                                    -------------    -------------
               Net cash used in operations                                                (59,774)         (53,981)
                                                                                    -------------    -------------
INVESTMENT ACTIVITIES:
  Proceeds from sales, maturities, or repayments of investments:
     Bonds and stocks                                                                   1,667,607        1,933,565
     Mortgage loans and other invested assets                                              33,268           28,345
     Miscellaneous proceeds                                                                     -              183
                                                                                    -------------    -------------
         Total investment proceeds                                                      1,700,875        1,962,093
  Taxes paid on capital gains                                                                   -               98
                                                                                    -------------    -------------
     Net proceeds from sales, maturities, or repayments of investments                  1,700,875        1,962,191
  Cost of investments acquired:
     Bonds and stocks                                                                   1,302,397        1,916,449
     Other invested assets                                                                  2,283            4,844
  Miscellaneous applications                                                                2,973           (2,666)
                                                                                    -------------    -------------
         Total cost of investments acquired                                             1,307,653        1,918,627
  Net (increase) decrease in policy loans                                                 (50,682)            (874)
                                                                                    -------------    -------------
         Net cash provided by investment activities                                       443,904           44,438
                                                                                    -------------    -------------
FINANCING AND MISCELLANEOUS ACTIVITIES:
  Other cash provided:
     Deposits on deposit-type contract fund and other liabilities
          without life or disability contingencies                                         25,262           27,237
     Other sources                                                                          2,960           21,256
                                                                                    -------------    -------------
            Total other cash provided                                                      28,222           48,493
                                                                                    -------------    -------------
  Other cash applied:
     Return of paid in surplus                                                                  -           20,812
     Borrowed money                                                                       151,833          (93,378)
     Dividends to shareholders                                                             75,300           10,100
     Withdrawals on deposit-type contract fund and other liabilities
          without life or disability contingencies                                         45,212           26,713
  Net payment on reinsurance                                                              132,555
     Other applications, net                                                               80,982            4,353
                                                                                    -------------    -------------
          Total other cash applied (receipts)                                             485,882          (31,400)
                                                                                    -------------    -------------
         Net cash (used in) provided by financing and miscellaneous activities           (457,660)          79,893
                                                                                    -------------    -------------
     Net (decrease) increase in cash and short-term investments                           (73,530)          70,350
     Cash and short-term investments:
     Beginning of year                                                                    149,077           78,727
                                                                                    -------------    -------------
     End of year                                                                    $      75,547    $     149,077
                                                                                    =============    =============

         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

CONSECO VARIABLE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2002 AND 2001
(IN THOUSANDS)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Conseco Variable Insurance Company (the "Company" or "CVIC") is a life insurance company domiciled in the State of Texas. The Company markets primarily variable annuities, deferred annuities and certain employee benefit-related insurance products through independent agents. The Company is licensed in all states and the District of Columbia except New York. Approximately 15%, 12%, 12%, 11% and 11% of premiums collected during 2002 were on policies issued in Texas, Florida, California, New Jersey and Illinois, respectively. No other state comprised greater than 10% of premiums of collected.

     Effective October 1, 2002, the Company was acquired from Conseco Life Insurance Company of Texas ("Conseco Life of Texas"), a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company, by JNF Holding Company, Inc ("JNF"), a wholly owned subsidiary of Inviva, Inc. ("Inviva"), a New York based insurance holding company. As part of the acquisition of CVIC by Inviva, Inviva issued 17,500 share of Series D Preferred Stock to Conseco, which have a stated value of $2.00, a coupon of 19% and are convertible into shares of non-voting common stock of JNF. The holder of the Series D Preferred Shares has the right, so long as it owns 1/3 of the JNF Stock issued upon exchange of the Series D Preferred to appoint one designee to the JNF board of directors. These shares automatically convert to JNF stock on October 23, 2003. Inviva plans to eventually redeem these shares.

2.   BASIS OF PRESENTATION

     The statutory-basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance ("Department"). Effective January 1, 2001, insurance companies domiciled in Texas are required to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by the Department ("Texas SAP"). The Department has the right to permit specific practices that deviate from prescribed practices.

     Accounting changes adopted to conform to the provisions of NAIC SAP or Texas SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported an adjustment that decreased unassigned funds (surplus) by $2,027 as of January 1, 2001. Included in this total adjustment is an increase of approximately $7,474 related to net deferred tax assets and a decrease of approximately $14,100 related to non-admitting certain other invested assets partially offset by a decrease in asset valuation reserve of $9,639.

     Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States ("GAAP") primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized; 2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the Interest Maintenance Reserves ("IMR")and amortized into investment income over the estimated remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale; 5) bonds are carried principally at amortized cost, but at market value for GAAP; 6) certain "non-admitted assets" (principally receivables over 90 days, furniture and fixtures and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus; 7) premiums from interest sensitive and annuity policies are recognized as income rather than policy liabilities: 8) admitted deferred tax assets are limited by NAIC SAP and differ from the valuation allowance determined under GAAP. Changes in deferred income taxes are not reported as component of net income. The differences between GAAP and NAIC SAP would have a material effect on the Company's financial statements.

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS

     BONDS - Bonds not in default are generally stated at amortized cost using the interest method. All other bonds are stated at the lower of amortized cost or market value. Mortgage backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment or the lower of amortized cost or fair market value. Mortgage backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective adjustment method is used to value all securities except for interest only securities or securities where the yield had become negative, that are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC. Unrealized gains and losses are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

     PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or market value. Nonredeemable preferred stocks are reported at market value or lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

     COMMON STOCK - Common stock is stated at market value except that investments in stocks of subsidiaries and affiliates in which the Company has an interest of 20% or more are carried on the equity basis. Market value is determined by reference to valuations quoted by the SVO. Unrealized gains and losses are recorded directly to unassigned surplus. When an impairment is considered other than temporary, the cost of common stocks is written down and a realized loss is recognized.

     MORTGAGE LOANS - Mortgage loans on real estate are stated at the amortized cost, net of other than temporary impairment or valuation allowances, and exclude accrued interest.

     POLICY LOANS - Policy loans are stated at the unpaid principal balance of the loan.

     CASH AND SHORT-TERM INVESTMENTS - Cash includes bank deposits. Short-term investments are stated at amortized cost and consist primarily of investments having maturities of one year or less at the date of purchase. Market values for such investments approximate carrying value.

     REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statements of operations.

     ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

     INVESTMENT INCOME AND EXPENSES - Investment income is reported as earned and is presented net of related investment expenses.

     SPECIAL SURPLUS FUNDS

     Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

     NON-ADMITTED ASSETS

     Certain assets, principally past due receivables, furniture and fixtures and prepaid expenses, are considered "non-admitted assets" and excluded from the balance sheet.

     LIFE AND ACCIDENT AND HEALTH PREMIUMS

     Life premiums deferred represents modal premium payments which are due after the valuation date, but before the next contract anniversary date. Deferred premiums generally are measured from the next modal premium due date to the next contract anniversary date. This balance is net of loading.

     Life premiums uncollected represent gross premium amounts that are due on or before the valuation date but have not been received.

     Accident and health premiums that are due and uncollected are identified separately as they generally are accrued to premium revenue.

     POLICY AND CONTRACT RESERVES

     Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 6% to 7.5%), which meet or exceed statutory requirements.

     Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various interest rates, which, during 2002 and 2001, averaged 6.2%, and are deemed sufficient to provide for contractual surrender values for these funds. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions which meet statutory requirements.

     Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2% to 7%), which meet or exceed statutory requirements.

     Reserves for Guaranteed Minimum Death Benefit ("GMDB") provided as benefits on annuity contracts are calculated on a seriatim basis using market declines, recovery rates and interest and mortality discounting as specified in Actuarial Guideline 34.

     Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

     Certain of the Company's variable annuity contracts contain a withdrawal provision, which provides for a reduction in the guaranteed minimum death benefit (GMDB) on a dollar-for-dollar basis when a partial withdrawal occurs. Currently there is ambiguity as to the proper interpretation of existing actuarial guidance as it relates to the need to consider certain potential scenarios where most or all of the policyholders take the maximum partial withdrawal under these policies while maintaining a GMDB. Our discussions with the Texas Department of Insurance ("Department") indicate that they are currently studying this complex issue and have not yet determined their position. As a result, the Company continues to follow their current method of reserving for these variable annuity contracts until guidance is issued that clarifies this matter. While the Company has not yet determined the impact of this contract provision under these adverse scenarios and acknowledges that it could be significant, it does not believe the Department's ultimate position will result in a material increase to its policy reserves. The Department has indicated that it is unlikely any new guidance, including clarification of this issue, would be applied retroactively.

     The Company waives the deduction of deferred fractional premiums upon the death of insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

     Transfers from separate accounts represents the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's Valuation Reserve Methodology.

     CLAIM RESERVES

     Claims payable are amounts due on life and accident and health claims, which were incurred as of the statement date, but have not yet been paid. The accrual has two components: 1) claims in process of settlement as of the statement date and 2) those not yet reported but estimable based on historical experience.

     Extra premiums are charged for substandard lives for policies issued prior to July 1, 2000, plus the gross premium for rated age. Mean reserves are determined by computing the regular mean reserve for the plan at the end of the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1, 2000, for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality.

     The Tabular Interest, the Tabular Less Actual Reserve Released and the Tabular Cost have been determined by formula. For the determination of Tabular interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product such valuation rate of interest times the mean amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

     REINSURANCE

     Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Also see Note 7.

     FEDERAL INCOME TAX

     The federal income tax provision (benefit) included in the statement of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

     DEFERRED INCOME TAXES

     Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes.

     SEPARATE ACCOUNT ASSETS/LIABILITIES

     Investments held in the separate accounts are stated at market value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

     PREMIUMS AND ANNUITY CONSIDERATIONS

     Insurance premiums and annuity considerations are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies.

     OTHER REVENUE

     Other revenue consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts are recognized as income when charged to the underlying account.

     GENERAL AND ADMINISTRATIVE EXPENSES

     General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by its parent. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

     POLICYHOLDER DIVIDENDS

     Dividends are based on formulas and scales approved by the Board of Directors and are accrued currently for payments subsequent to plan anniversary dates and payable in the next calendar year.

     ESTIMATES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from these estimates.

     RECLASSIFICATION

     Certain 2001 amounts included in the accompanying financial statements have been reclassified to conform to the 2002 presentation.

4.   INVESTMENTS

     FIXED MATURITIES AND EQUITY SECURITIES

     The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2002 are as follows:

                                                       GROSS UNREALIZED
                                        AMORTIZED   ----------------------     NAIC MARKET
                                          COST          GAINS       LOSSES        VALUE
                                       ----------   ----------   ----------    ----------
      Fixed maturities:
        Governments                    $   47,161   $    1,281  $         -    $   48,442
        Special revenue                   191,877        1,819       (1,171)      192,525
        Public utilities                   44,843            -       (2,270)       42,573
        Industrial and miscellaneous      273,666       11,850      (12,273)      273,243
        Credit tenant loans                42,477          470         (470)       42,477
                                       ----------   ----------   ----------    ----------
        Sub - total debt securities       600,024       15,420      (16,184)      599,260

        Preferred Stock                     3,345            -          (91)        3,254

        Common Stock                           10            -            -            10
                                       ----------   ----------   ----------    ----------
        Total                          $  603,379   $   15,420   $  (16,275)   $  602,524
                                       ==========   ==========   ==========    ==========

     The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2001 are as follows:

                                                                                GROSS UNREALIZED
                                                             AMORTIZED    ---------------------------     NAIC MARKET
                                                               COST           GAINS        LOSSES            VALUE
                                                           ------------   ------------   ------------    ------------
     Fixed maturities:
       Governments                                         $     42,812   $      1,291   $       (129)   $     43,974
       Political subdivisions of states, territories and
            possessions                                           2,130            139              -           2,269
       Special revenue                                          345,336          2,562         (5,817)        342,081
       Public utilities                                          81,582            360         (2,496)         79,446
       Industrial and miscellaneous                             758,023          4,350        (45,889)        716,484
       Credit tenant loans                                       51,123            371         (1,258)         50,236
       Parent, subsidiaries and affiliates                       18,224              -        (12,274)          5,950
                                                           ------------   ------------   ------------    ------------
       Sub - total debt securities                            1,299,230          9,073        (67,863)      1,240,440

       Preferred Stock                                           14,836            203              -          15,039
       Common Stock                                               1,517              -              -           1,517
                                                           ------------   ------------   ------------    ------------
       Total                                               $  1,315,583   $      9,276   $    (67,863)   $  1,256,996
                                                           ============   ============   ============    ============

     As of December 31, 2002 and 2001, the Company had fixed maturity securities with a statement value of $11,843 and $11,885, respectively, on deposit with various state regulatory agencies.

     The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2002 are as follows:

                                                                                 NAIC
                                                            STATEMENT           MARKET
                                                              VALUE             VALUE
                                                          -------------    -------------
    Due in one year or less                                $    11,784      $    11,783
    Due after one year through five years                       46,960           48,299
    Due after five years through ten years                     109,243          109,710
    Due after ten years                                        191,759          187,432
                                                          -------------    -------------
           Subtotal                                            359,746          357,224
    Mortgage-backed securities                                 240,278          242,036
                                                          -------------    -------------
           Total bonds                                     $   600,024      $   599,260
                                                          =============    =============

     Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     Net realized capital losses consisted of the following:

                                                                                   2002             2001
                                                                               -------------    -----------
    Bonds                                                                      $   (48,419)     $ (12,016)
    Preferred stocks                                                               (24,794)            96
    Common stocks                                                                       41            316
    Mortgage loans on real estate                                                        -           (165)
    Other invested assets                                                                -           (439)
    Federal income tax expense                                                          25             98
                                                                               -------------    -----------
           Net realized capital losses, net of tax                                 (73,147)       (12,110)
    Transfer from IMR, net of tax                                                   25,372            220
                                                                               -------------    -----------
           Net realized capital losses, net of tax and transfer
             to IMR                                                            $   (47,775)       (11,890)
                                                                               =============    ===========

     In 2002, net realized capital losses on bonds consisted of $184 gross realized gains and $48,603 gross realized losses. In 2001, net realized capital losses on bonds consisted of $13,802 gross realized gains and $25,818 gross realized losses. For the years ended December 31, 2002 and 2001, proceeds from the sales of fixed maturity securities were $1,923,211 and $1,906,909, respectively. During 2002, as part of Inviva's acquisition of the Company, certain investment assets identified by the Inviva were either sold or exchanged for their fair value, and replaced with new securities. These sales resulted in realized losses of $31,647, which are reflected in the above table.

     In 2002 and 2001, gross realized losses included $30,035 and $15,666, respectively, of write-downs of fixed maturity investments, preferred stocks and other invested assets. These write-downs, which include amounts for securities subsequently sold during the year, were the result of changes in conditions that caused the Company to conclude that a security was other than temporarily impaired.

     At December 31, 2002 and 2001, the Company held unrated or less-than-investment grade corporate bonds of $64,158 and $140,939 respectively, with an aggregate fair value of $53,644 and $92,079, respectively. Those holdings amounted to 10.7% and 10.8% of the Company's investments in bonds at December 31, 2002 and 2001, respectively, and 3.4% and 4.3%, of the Company's total admitted assets at December 31, 2002 and 2001, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

     INVESTMENT INCOME

     Net investment income for the years ended December 31, 2002 and 2001, including accrual of discount and amortization of premiums, arose from the following sources:

                                                                             2002              2001
                                                                         ------------       ----------
    Bonds                                                                $    47,943        $  93,858
    Preferred stocks                                                           5,085            2,454
    Common stocks                                                                 34               67
    Mortgage loans on real estate                                              2,058            2,625
    Policy loans                                                                (104)           4,606
    Cash and short-term investments                                            2,053            4,132
    Other invested assets                                                      2,065              125
                                                                         ------------       ----------
         Total gross investment income                                        59,134          107,867
    Investment expenses                                                        1,865            4,420
                                                                         ------------       ----------
         Net investment income                                           $    57,269        $  103,447
                                                                         ============       ==========

     Accrued investment income excluded from surplus at December 31, 2002 and 2001 amounted to $2 and $43, respectively, and consists principally of bond interest where collection is not probable.

     COMMON AND PREFERRED STOCKS

     Affiliated common stock amounting to $470 at December 31, 2001, representing the Company's 100% investment in Eagle Mortgage Company, Inc., which engages in mortgage banking and purchasing first and second mortgages on commercial and residential property was sold in 2002 to Conseco Life of Texas. Proceeds from the sales of investments were $500; resulting in a gross realized gain of $30. The cost of all other common stocks held by the Company at December 31, 2002 and 2001 was $10 and $1,056, respectively.

     MORTGAGE LOANS

     At December 31, 2002, the mortgage loan balance was comprised primarily of commercial loans. Approximately, 21%, 16%, 15% and 11% of the mortgage loan balance was on properties located in Michigan, West Virginia, New York and California, respectively. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, was 75%.

     During 2002, the respective minimum and maximum lending rates for mortgage loans were 9% and 11% for residential, 7% and 11% for commercial loans, and 9% and 10% for purchase money mortgages. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgages does not exceed 75%. At December 31, 2002 and 2001, the Company held mortgages aggregating $12 and $0, respectively, with interest overdue beyond 180 days (excluding accrued interest). During 2002 and 2001, the Company had no impaired mortgage loans.

     During 2002 and 2001, no new mortgage loans were issued and no rates were reduced on existing mortgages.

     SHORT TERM BORROWINGS

     At December 31, 2001 the Company had an outstanding liability for borrowed money and accrued interest thereon of $151,833 relating to dollar repurchase agreements with brokers to sell and subsequently repurchase mortgage-backed securities. These securities were sold for cash with a specific date to repurchase similar securities. The securities were repurchased in January 2002 with an average finance rate of 6.14%.

     SECURITY LENDING

     The Company did not enter into any securities lending agreements during 2002 and there were none open at December 31, 2002. The Company has entered into securities lending agreements whereby certain securities are loaned to third parties, primarily major brokerage firms. The Company's policy is to require a minimum collateral of 102% of the fair value of the securities loaned calculated on a daily basis and collateralized by either cash or securities. The fair value of the securities loaned to others at December 31, 2001 was $8,663. The fair value of the collateral maintained against these securities was $8,896 or 103% of the fair value of the securities loaned.

5.   POLICY AND CLAIM RESERVES

     As of December 31, 2002 and 2001, the Company had $5,398,813 and $6,080,971, respectively of individual and group life insurance in force. On $450,162 and $497,916 of insurance in force as of December 31, 2002 and 2001, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,087 and $1,156 at December 31, 2002 and 2001, respectively.

     Substantially all of the separate account business of CVIC relates to individual variable annuities with non-guaranteed returns. However, CVIC also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

     Guaranteed minimum income benefit ("GMIB") - Certain of the Company variable products provide an annuitization benefits equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

     Guaranteed minimum death benefit ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1 year ratchet") and on the account value reset every 7th anniversary ("7 year lookback").

     At December 31, 2002, the Company had the following with guaranteed benefits as follows:

         BENEFIT AND TYPE    SUBJECTED ACCOUNT                             REINSURANCE RESERVE
           OF RISK                  VALUE             GROSS RESERVE               CREDIT
       -------------------- ---------------------- ---------------------- -----------------------
       GMDB                           $1,048,235                $39,126                 $27,302
       GMIB                                3,811                     29                      29

     At December 31, 2001, the Company had the following with guaranteed benefits as follows:

         BENEFIT AND TYPE    SUBJECTED ACCOUNT                             REINSURANCE RESERVE
           OF RISK                  VALUE             GROSS RESERVE               CREDIT
       -------------------- ---------------------- ---------------------- -----------------------
       GMDB                             $1,485,558                $40,481                 $33,701
       GMIB                                  3,889                     15                      15

     At December 31, 2002, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                                          % OF
                                                                                        AMOUNT           TOTAL
                                                                                   ------------     -------------
    Subject to discretionary withdrawal:
          With market value adjustment                                             $      1,355              0.1%
          At book value less current surrender charge of 5% or more                     119,700              6.8%
          At market value                                                             1,075,171             61.2%
                                                                                   ------------     -------------
          Total with adjustment or at market value                                    1,196,226             68.1%
          At book value with minimal or no charge or adjustment                         494,928             28.1%
    Not subject to discretionary withdrawal                                              67,169              3.8%
                                                                                   ------------     -------------
    Total gross                                                                       1,758,323            100.0%
    Reinsurance ceded                                                                         -                 -
                                                                                   ------------     -------------
    Total net                                                                      $  1,758,323            100.0%
                                                                                   ============     =============

     At December 31, 2001, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                                       % OF
                                                                                      AMOUNT          TOTAL
                                                                                    -----------     ---------
      Subject to discretionary withdrawal:
            With market value adjustment                                            $       731          0.0%
            At book value less current surrender charge of 5% or more                   149,002          6.1%
            At market value                                                           1,586,654         65.3%
                                                                                    -----------     ---------
            Total with adjustment or at market value                                  1,736,387         71.4%
            At book value with minimal or no charge or adjustment                       625,322         25.7%
      Not subject to discretionary withdrawal                                            69,789          2.9%
                                                                                    -----------     ---------
      Total gross                                                                     2,431,498        100.0%
      Reinsurance ceded                                                                       -            -
                                                                                    -----------     ---------
      Total net                                                                     $ 2,431,498        100.0%
                                                                                    ===========     =========

6.   FAIR VALUES OF FINANCIAL INSTRUMENTS

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments as of December 31, 2002 are as follows:

                                                                             STATEMENT         ESTIMATED
                                                                               VALUE           FAIR VALUE
                                                                           ------------      -------------
        ASSETS
        Bonds                                                              $   600,024       $    599,260
        Preferred stocks                                                         3,345              3,254
        Common stock                                                                10                 10
        Cash and short-term investments                                         75,547             75,547
        Policy loans                                                            22,435             22,435
        Mortgage loans on real estate                                           21,790             22,611

        LIABILITIES
        Policy and contract reserves                                       $   692,622       $    633,682

     Amounts related to the Company's financial instruments as of December 31, 2001 are as follows:

                                                                            STATEMENT          ESTIMATED
                                                                              VALUE           FAIR VALUE
                                                                           ------------      ------------
        ASSETS
        Bonds                                                              $ 1,299,230       $  1,240,440
        Preferred stocks                                                        14,836             15,575
        Common stock                                                             1,517              1,517
        Cash and short-term investments                                        149,077            149,077
        Policy loans                                                            73,673             73,673
        Mortgage loans on real estate                                           27,267             26,605

        LIABILITIES
        Policy and contract reserves                                       $ 1,342,114       $  1,226,134

     BONDS AND EQUITY SECURITIES - Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

     CASH AND SHORT-TERM INVESTMENTS - The carrying value for cash and short-term investments approximates fair values due to the short-term maturities of these instruments.

     POLICY LOANS - The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

     MORTGAGE LOANS ON REAL ESTATE - Estimated fair values were determined by discounting expected cash flows based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics were aggregated in the calculations.

     POLICY AND CONTRACT RESERVES - Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

     The fair values of liabilities was calculated using the company's cash flow testing projections under the level scenario. In determining fair value of liabilities, benefits and expenses less premiums under the level scenario were discounted at the pre-tax net investment earnings rates implicit in the models.

7.   REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding business to reinsurers. These reinsurance agreements provide for reinsurance of selected individual life policies and group life and group health contracts. The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

     The Company reinsured substantially its entire individual life business to Protective Life Insurance Company, effective January 1, 2002, and 100% of its group life and accident and health business and the balance of the individual life business to Washington National Insurance Company ("WNIC"), a Conseco subsidiary, effective October 1, 2002. Protective Life Insurance Company and WNIC will provide for full servicing of the insurance policies. The Company has transferred the ownership of the assets and rights under these agreements. The total reserves transferred under these agreements during 2002 were $503,678. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions was recorded as an increase to surplus, as special surplus funds, net to tax.

     The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $26,400 of its $39,126 GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation.

     Neither Inviva nor any of its related parties control directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). CVIC has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE owns approximately 20% of Inviva, Inc. This agreement was entered into by CVIC prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2002 were approximately $500.

     No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2002, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

     Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                                                 2002          2001
                                                                              --------      --------
      Premiums, annuity considerations and fund deposits                     $  40,118      $  4,308
      Policyholder benefits                                                     67,653         4,760
      Change in insurance and annuity reserves                                 464,518        38,019
      Policy and contract reserves                                             544,041        61,011


     The Company reinsures certain of its risks with other companies which are accounted for as transfers of risk. The Company retains a maximum of $500 of coverage per individual life. Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

     In 2002 and 2001, the Company entered into new agreements that reinsure policies or contracts that were in-force or had existing reserves as of the effective date of such agreements. As of December 31, 2002 and 2001, respectively, the amount of reinsurance credits, whether an asset or reduction of liability, taken for such new agreements was $491,453 and $10,618.

     The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $23 and $6, at December 31, 2002 and 2001, respectively. During 2002 and 2001, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

     The premium, annuity and other consideration amounts included in the Statements of Operations, for the years ended December 31, were comprised of the following (not including considerations for supplementary contracts with life contingencies of $300 and $918 as of December 31, 2002 and 2001, respectively):

                                                                                2002          2001
                                                                             ----------    ----------
    SHORT DURATION CONTRACTS
    Direct premiums                                                          $   15,113    $   17,670
    Reinsurance assumed                                                              30             -
    Reinsurance ceded                                                             3,941           750
                                                                             ----------    ----------
      Premiums                                                               $   11,202    $   16,920
                                                                             ==========    ==========

    LONG DURATION CONTRACTS
    Direct premiums                                                          $  333,540    $  452,598
    Reinsurance assumed                                                               -           955
    Reinsurance ceded                                                            36,177         3,557
                                                                             ----------    ----------
      Premiums                                                               $  297,363    $  449,996
                                                                             ==========    ==========

     The Company does have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement for reasons other than for nonpayment of premium or other similar credits. The Company held no estimated amount of the aggregate reduction in surplus of a unilateral cancellation by the reinsurer as of the date of the financial statements for those agreements in which cancellation results in a net obligation of the Company to the reinsurer and for which such obligation is not presently accrued. The Company held no reinsurance credit for the unilateral cancellation by the reinsurer.

8.   COMMITMENTS AND CONTINGENCIES

     Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition.

     The Department has notified the Company that they intend to commence a triennial examination of the Company for the years 1999-2001 within the next several months.

     The Company has established a liability for guaranty fund assessments on several insolvencies of $400 and $1,700, as of December 31, 2002 and 2001, respectively. This represents estimated obligations to state guaranty funds to provide for covered claims and other insurance obligations of insolvent insurers. The period over which the assessments are anticipated to be funded varies by insolvency and is difficult to predict. As of December 31, 2002 and 2001, respectively, the Company has estimated probable recoveries through premium tax credits to be $701 and $942. The period over which the credits are realized varies by state but typically range from five to ten years.

     As part of Inviva's acquisition of the Company, certain accounts (suspense accounts) which had a net balance of approximately a $2,800 asset as of September 30, 2002, were written off. Management believes that any subsequent activity pertaining to these unreconciled amounts will not have a material impact on the Company's financial position.

9.   FEDERAL INCOME TAXES

     For 2002, the Company will file two federal income tax returns. The first return will be a consolidated return filed by Conseco, Inc. and cover the period January1, 2002 through September 30, 2002. The Company was subject to a tax sharing agreement as part of the consolidated Conseco tax return filed with the Internal Revenue Service. The tax allocation method was based upon separate return calculations with current credit for net losses subject to certain limitations. The second return will include the period October 1, 2002 through December 31, 2002 and will be filed a separate life insurance company federal income tax return.

     As of December 31, 2002, the Company had tax capital loss carryforwards of $26,158 which expire in 2007. As of December 31, 2002, the Company had no tax operating loss carryforwards.

     The federal income tax payable at December 31, 2002 of $9,259 included $5,989 payable to Conseco and $3,270 payable to the Internal Revenue Service. The federal income tax recoverable at December 31, 2002 of $10,127 included $15,509 receivable from Conseco Life of Texas and $5,382 payable to Conseco.

     Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, are as follows:

                                                                           2002         2001
                                                                        ---------    --------
          Gross deferred tax assets                                     $  24,283    $ 34,435
          Gross deferred tax liabilities                                       47       2,249
                                                                        ---------    --------
          Net deferred tax assets                                          24,236      32,186
          Nonadmitted deferred tax assets                                  20,070      23,350
                                                                        ---------    --------
          Admitted deferred tax assets                                  $   4,166    $  8,836
                                                                        ---------    --------
          Decrease in deferred tax assets nonadmitted                   $   3,280    $  3,267
                                                                        =========    ========

     The main components and the change in deferred tax assets and deferred tax liabilities for the year ended December 31, are as follows:

                                                                   2002            2001          CHANGE
                                                              -------------   -------------   -------------
     DTAS:
         Insurance reserves                                   $       1,894   $       9,262   $     (7,368)
         Proxy DAC                                                    3,832          13,846        (10,014)
         Investments                                                 17,051           7,679          9,372
         Other                                                        1,506           3,648         (2,142)
                                                              -------------   -------------   -------------
           Gross DTAs                                                24,283          34,435        (10,152)
         Nonadmitted DTAs                                            20,070          23,350         (3,280)
                                                              -------------   -------------   -------------
           Net admitted DTA                                           4,213          11,085         (6,872)
     DTLS:
         Investment income                                               40             374            334
         Life insurance premiums due & uncollected                        -           1,861          1,861
         Other                                                            7              14              7
                                                              -------------   -------------   -------------
           Gross DTL                                                     47           2,249          2,202
                                                              -------------   -------------   -------------
           Net admitted deferred tax assets                   $       4,166   $       8,836   $     (4,670)
                                                              =============   =============   =============

     Current income taxes incurred for the year ended December 31, consist of the following major components:

                                                                                     2002           2001
                                                                                  ----------    ----------
Current year expense on operating income                                          $    8,075    $    1,052
Prior year over accrual of tax                                                        (3,141)       (6,820)
Other                                                                                    641             -
                                                                                  ----------    ----------
Current income taxes incurred on operating income                                 $    5,575    $   (5,768)
                                                                                  ==========    ==========

The significant book to tax differences in 2002 are as follows:

                                                                                  TAX EFFECT        RATE
                                                                                  ----------    ------------
Income before taxes                                                               $    8,167          35.0%
Difference in statutory and tax reserves                                              (4,780)        (20.5)%
Difference in statutory and tax investment income                                      1,709           7.3%
Deferred acquisition costs                                                            (6,721)        (28.8)%
Reinsurance commissions                                                                7,959          34.1%
Other                                                                                  1,741           7.5%
                                                                                  ----------    ------------
Taxable income from operations                                                    $    8,075          34.6%
                                                                                  ==========    ============

10.  RELATED PARTY TRANSACTIONS

     The Company declared an ordinary dividend in the amount of $7,300 on April 17, 2002 to its previous sole shareholder, Conseco Life Insurance Company of Texas. An extraordinary dividend in the amount of $68,000 was declared on April 18, 2002, subject to the receipt of a ceding commission from the coinsurance of 100% of the Company's life insurance in force to an unaffiliated insurer. The ceding commission in the amount of $49,500 was received on June 28, 2002. The declared dividend totaling $75,300 was paid on October 23, 2002. On December 21, 2001, the Company paid a common stock dividend in the amount of $10,100 in cash to Conseco Life of Texas.

     On October 23, 2002, the Company sold certain invested assets to Conseco Health Insurance Company, a former affiliate, for cash in the amount of $25,189 after approval by the Texas Department of Insurance.

     The Company has not made any guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

     During 2002 and 2001, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

     The Company has not made any guarantees or undertakings for the benefit of an affiliate, which would result in a material contingent exposure of the Company's or any affiliated insurer's assets to loss.

     Under an investment advisory services agreement, Conseco Capital Management, Inc., a Conseco affiliate, manages the Company's investments and provided investment accounting services, for which expenses totaled $1,680 and $2,593 in 2002 and 2001, respectively.

     Conseco Mortgage Capital, Inc., another Conseco affiliate, provides origination and servicing for the Company's mortgage loans, for which expenses totaled $126 and $185 in 2002 and 2001, respectively.

     The Company also has a service agreement with Conseco Services, LLC, also a Conseco affiliate, under which certain administrative services are provided to the Company. This agreement stipulates that fees for such services will be 110% of direct and directly allocable costs plus a reasonable charge for direct overhead. Expenses under this agreement totaled $21,772 and $39,366 in 2002 and 2001, respectively.

     The Company also has an administrative agreement with Conseco Securities, Inc., also a Conseco affiliate, which provides administrative services in connection with the Company's variable products. The Company paid $72 and $132 in 2002 and 2001, respectively, under this agreement.

     In addition, Conseco Services, LLC, provides accounting, tax, marketing, actuarial, legal, data processing, and other functional support services. The expenses incurred under this service agreement, while Conseco Services, LLC was an affiliated party of the Conseco, are allocated to the appropriate expense classification on Exhibit 2 as if they had been borne directly by the Company.

     Effective October 23, 2002, Inviva, Inc. provides certain general and administrative expenses to the Company under a service agreement. The expenses incurred under this service agreement of approximately $2,705 are allocated to the appropriate expense classification on Exhibit 2 as if they had been borne directly by the Company.

     During 2002, the Company recognized an impairment write down in the amount of $16,401 on its investment in collateralized obligations issued by securitization trusts through Conseco Finance Corp. These securities were sold during 2002.

     During 2002, the Company did not have an investment in an SCA entity that exceeded 10% of admitted assets.

11.  SEPARATE ACCOUNTS

     Separate account assets and related policy liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

     Substantially all separate account liabilities are non-guaranteed. However, the Company also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the year ended December 31, are as follows:

                                                              2002                                  2001
                                             -------------------------------------   ----------------------------------
                                                  SEPARATE                NON-            SEPARATE             NON-
                                                ACCOUNTS WITH          GUARANTEED      ACCOUNTS WITH        GUARANTEED
                                                  GUARANTEES            SEPARATE         GUARANTEES          SEPARATE
                                                   INDEXED              ACCOUNTS          INDEXED            ACCOUNTS
                                             -------------------------------------   ----------------------------------
     Premiums, deposits and other
      considerations                            $         44        $    255,664     $          49     $    336,010
                                             =====================================   ==================================

     For accounts with assets at:
        Market value                            $      1,355        $  1,075,492     $         731     $  1,586,911
                                             =====================================   ==================================

     Reserves for separate accounts by
      withdrawal characteristics:
        Subject to discretionary withdrawal:
          With market value adjustment          $      1,355       $           -     $         731     $          -
          At market value                                -              1,072,219                -         1,582,265
                                             --------------------------------------  ----------------------------------
        Subtotal                                       1,355            1,072,219              731         1,582,265
        Not subject to discretionary
         withdrawal                                      -                  3,273                -             4,646
                                             --------------------------------------  ----------------------------------
        Total separate account liabilities      $      1,355       $    1,075,492    $         731     $    1,586,911
                                             ======================================  ==================================

     Amounts transferred to and from non-guaranteed separate accounts in the Statement of Operations of the Separate Accounts and the general account for the years ended December 31, are as follows:

                                                                     2002                   2001
                                                               -------------------   ------------------
     Transfers to Separate Accounts                               $   256,874           $  337,022
     Transfers from Separate Accounts                                 462,904              201,755
                                                               -------------------   ------------------
     Net transfers from (to) Separate Accounts                    $  (206,030)          $  135,267
                                                               ===================   ==================

12.  CAPITAL AND SURPLUS

     The maximum amount of dividends which can be paid by State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Statutory net gain from operations before realized capital gains or losses for 2002 was $17,746. Statutory surplus as regards policyholders as of December 31, 2002 was $55,192. The maximum dividend payout which may be made without prior approval in 2003 is $17,746. However, due to restrictions on dividends within a twelve month period, the maximum dividend payout may not be made without prior approval until October 23, 2003.

     The Company owned all of the 2,538 shares of its $100 par value Series A preferred stock. These shares were being carried as treasury stock. On May 2, 2001, the Company cancelled all of these preferred shares and no longer has any preferred stock outstanding.

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002 and 2001, respectively, the Company meets its RBC requirements.

13.  RECONCILIATION TO STATUTORY ANNUAL STATEMENT

     The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2002 Annual Statement, to the amounts reported in the accompanying statutory-basis financial statements:

                                                                          CAPITAL AND         NET INCOME
                                                                            SURPLUS           YEAR ENDED
                                                                          DECEMBER 31,       DECEMBER 31,
                                                                              2002               2002
                                                                         --------------    --------------
     As reported in Annual Statement                                     $       61,586    $      (19,475)
     Deduct nonadmitted receivable from affiliate-capital
          contribution                                                           (7,500)                -
     Decrease in insurance annuity reserves                                       1,000             1,000
     Decrease other miscellaneous                                                   106               106
     Decrease in ceding commission income recognized                                  -           (11,660)
                                                                         --------------    --------------
     Total as reported in the accompanying audited statutory-basis
       balance sheet                                                     $       55,192    $      (30,029)
                                                                         ==============    ==============

     The Company recorded a receivable from its parent, Inviva, as a capital contribution at December 31, 2002. This amount was collected in March 2003. Under NAIC SAP capital contribution receivables not collected by the date on which the annual statement is filed, must be non-admitted. Following correspondence during March 2003 with the Texas Department of Insurance, it was agreed that restatement and refilling of the Annual Statement was not required for this item.

     Other miscellaneous is comprised of the following adjustments: policy loans, accrued interest and expenses, reinsurance recoverables, other-than temporary impairments, current tax expenses, deferred tax assets, non-admitted deferred tax assets and other post-retirement benefits.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)               Financial Statements
                  Required financial statements of Conseco Advisor Variable Annuity Account and Conseco Variable Insurance Company (the "Company") are included in Part B hereof.

(b)               Exhibits
     (1)   (a)    Resolutions of Board of Directors of Great American Reserve
                  Insurance Company authorizing the establishment of the Rydex
                  Variable Annuity Account.(1)

           (b) Resolutions of the Board of Directors of the Company authorizing restructuring of investments of the Registrant and registration of the Registrant under the 1940 Act as a unit investment trust.(2)

     (2)          Not Applicable.

     (3)   (a)    Form of Underwriting Agreement between the Company on behalf of Rydex Advisor Variable Annuity Account and Conseco Equity
                  Sales, Inc.(2)

           (b) Form of Group Selling Agreement between Great American Reserve Insurance Company and PADCO Financial Services, Inc.(2)

           (c) Form of Notice of Assignment of Group Selling Agreements by PADCO Financial Services, Inc. to Conseco Equity Sales, Inc. effective November 2, 1998.(2)

     (4)   (a)    Form of Variable Annuity Contract.(1)

           (b) Form of Variable Annuity Contract Endorsement (regarding the Death Benefit).(3)

     (5)          Form of Applications for Variable Annuity Contract.(3)

     (6)   (a)    Certificate of Incorporation and Bylaws of Great American
                  Reserve Insurance Company.(1)

           (b) Articles of Amendment to the Articles of Incorporation of Great American Reserve Insurance Company, changing name to Conseco Variable Insurance Company.(2)

           (c) Articles of Amendment to the Articles of Incorporation of Great American Reserve Insurance Company.(4)

           (d) Official Order of the Commissioner of Insurance of the State of Texas approving Amendment to the Articles of Incorporation, changing name from Great American Reserve Insurance Company to Conseco Variable Insurance Company.(2)

           (e)    Amended and Restated By-Laws of the Company.(4)

     (7)          None.

     (8)   (i)    Form of Participation Agreement between the Company, Rydex
                  Variable Trust and PADCO Financial Services, Inc.(2)

           (ii) Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and Jefferson National Life Insurance Company.(6)


     (9)   Opinion and Consent of Counsel.


     (10)  (a)    Consent of Morgan Lewis & Bockius LLP.(6)

           (b)    Consent of Independent Auditors.(6)


     (11)         None.

     (12)         None.

     (13)         Schedule for Computation of Performance Quotations.(5)

(1) Incorporated herein by reference to Registrant's initial Registration Statement on Form N-3, filed electronically on May 2, 1996 (File Nos. 333-03093 and 811-07615).

(2) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Rydex Advisor --- Variable Annuity Account, filed electronically on November 2, 1998 (File Nos. 333-03093 and 811-07615).

(3) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4, Rydex Advisor Variable Annuity Account, filed electronically on September 24, 1997 (File Nos. 333-03093 and 811-07615).

(4) Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4, Conseco Variable Annuity Account E, filed electronically on April 28, 2000 (File Nos. 033-74092 and 811-08288).

(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 14, Conseco Advisor Variable Annuity Account, filed electronically on May 1, 2001 (File Nos. 333-03093 and 811-07615).


(6) Filed herewith.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


          The following table sets forth certain information regarding the executive officers and directors of the Company who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts.



                                      POSITIONS AND OFFICES WITH
                 NAME                         DEPOSITOR                          BUSINESS ADDRESS
-------------------------------------------------------------------------------------------------------------
             David Smilow            Director, Chairman of the Board and   435 Hudson Street, 2nd Floor
                                           Chief Executive Officer         New York, NY  10014

          Tracey Hecht Smilow         Director and Vice Chairman of the    435 Hudson Street, 2nd Floor
                                                    Board                  New York, NY  10014

             Shane Gleeson                 Director and President          9920 Corporate Campus Drive, Suite
                                                                           1000
                                                                           Louisville, KY  40223

                                      POSITIONS AND OFFICES WITH
                 NAME                         DEPOSITOR                          BUSINESS ADDRESS
-------------------------------------------------------------------------------------------------------------
              Dean Kehler                         Director                 CIBC World Markets
                                                                           425 Lexington Avenue
                                                                           3rd Floor
                                                                           New York, NY 10017

             Thomas Leaton                        Director                 305 Roosevelt Ct., NE
                                                                           Vienna, VA 22180

            Mark Singleton                 Chief Financial Officer         435 Hudson Street, 2nd Floor
                                                                           New York, NY  10014

            Craig A. Hawley             General Counsel and Secretary      9920 Corporate Campus Drive, Suite
                                                                           1000
                                                                           Louisville, KY  40223

              Gary Thomas                       Chief Actuary              9920 Corporate Campus Drive, Suite
                                                                           1000
                                                                           Louisville, KY  40223

             Greg Goulding                 Chief Corporate Actuary         435 Hudson Street, 2nd Floor
                                                                           New York, NY  10014

              Todd Solash               Director of Sales & Marketing      435 Hudson Street, 2nd Floor
                                                                           New York, NY  10014

              Eric Solash                         Treasurer                435 Hudson Street, 2nd Floor
                                                                           New York, NY  10014

            Mary Kaczmarek             Director - Strategic Relations      435 Hudson Street, 2nd Floor
                                                                           New York, NY  10014

             Chris Tosney                 Director - Administration        9920 Corporate Campus Drive, Suite
                                                                           1000
                                                                           Louisville, KY  40223

              John Smith              Director - Information Technology    9920 Corporate Campus Drive, Suite
                                                                           1000
                                                                           Louisville, KY  40223

                                      POSITIONS AND OFFICES WITH
                 NAME                         DEPOSITOR                          BUSINESS ADDRESS
-------------------------------------------------------------------------------------------------------------
             Martin Catron                       Controller                435 Hudson Street, 2nd Floor
                                                                           New York, NY  10014

             Martha Reesor                    Chief Underwriter            9920 Corporate Campus Drive, Suite
                                                                           1000
                                                                           Louisville, KY  40223

              Simon Walsh                   Director - Marketing           435 Hudson Street, 2nd Floor
                                                                           New York, NY  10014

              Bob Mittel               Director - Business Development     435 Hudson Street, 2nd Floor
                                                                           New York, NY  10014


ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company.


[CHART]


-----------------------------
David Smilow and Tracey Hecht
Smilow and Family Members
-----------------------------
          |
          |  100%
-----------------------------             -----------------------------
Inviva, L.L.C. (CA)                       Inviva, Inc. Management and
                                          Employees
-----------------------------             -----------------------------
          |                                               |
          | 78%                                           | 22%
-----------------------------------------------------------------------
                        Inviva, Inc. (DE)
-----------------------------------------------------------------------
                                   |
                                   |
          -------------------------------------------------
          |                        |                      |
     100% |                        | 100%                 | 100%
---------------------    ---------------------    ---------------------
Lifco Holding            Inviva Securities        JNF Holding
Company, Inc. (DE)       Corporatiion (DE)        Company, Inc. (DE)
---------------------    ---------------------    ---------------------
          |                                               |
     100% |                                         100%  |
---------------------------------     ---------------------------------
The American Life Insurance           Jefferson National Life Insurance
Company of New York (NY)              Company (TX)
---------------------------------     ---------------------------------

ITEM 27.  NUMBER OF CONTRACT OWNERS


          As of April 18, 2003, there were 774 owners of non-qualified contracts and 527 owners of qualified contracts.


ITEM 28.  INDEMNIFICATION

          The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS


(a) Inviva Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

American Separate Account 5
Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account H
Jefferson National Life Annuity Account I
Jefferson National Life Separate Account L

(b) Inviva Securities Corporation ("ISC") is the principal underwriter for the Contracts. The following persons are the officers and directors of ISC. The principal business address for each officer and director of ISC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated.



                    NAME                 POSITIONS AND OFFICES
          --------------------------------------------------------
               Craig A. Hawley         President, General Counsel
                                             and Secretary

                Shane Gleeson                   Director

                Bob Jefferson                  Director*

            Edward J. O'Brien, IV       Chief Financial Officer



* The principal business address for Bob Jefferson is ACE INA Holdings, Two Liberty Place, 1601 Chestnut Street, TL56C, Pennsylvania, PA 19103.

(c) Prior to May 1, 2003, Conseco Equity Sales, Inc. served as the Registrant's principal underwriter. The information in the table below is for the Registrant's last fiscal year.



                            NET UNDERWRITING        COMPENSATION ON
   NAME OF PRINCIPAL          DISCOUNTS AND          REDEMPTION OR
      UNDERWRITER              COMMISSIONS           ANNUITIZATION       BROKERAGE COMMISSIONS      COMPENSATION*
-----------------------------------------------------------------------------------------------------------------
Conseco Equity Sales,     None                   None                    None                   None
Inc.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


          Each account, book, or other document required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company c/o Inviva, Inc., 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.


ITEM 31.  MANAGEMENT SERVICES

          Not applicable.

ITEM 32.  UNDERTAKINGS

          (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

          (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

          (d) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


          (e) The Securities and Exchange Commission (the "SEC") issued the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

               (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

               (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

               (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

               (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

          The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement has duly caused this Post-Effective Amendment No. 17 to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Louisville, the State of Kentucky, on this 30th day of April 2003.

                                     JEFFERSON NATIONAL LIFE ADVISOR ANNUITY
                                     ACCOUNT
                                     (Registrant)

                                     JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                                     (Depositor)

                                     By:  /s/ David Smilow
                                              ----------------------------------
                                              Name:  David Smilow
                                              Title: Chairman of the Board and
                                                     Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                       TITLE                              DATE
----------------------------    -----------------------------      ----------------
/s/ David Smilow                Chairman of the Board and          April 30, 2003
----------------------          Chief Executive Officer
Name: David Smilow

/s/ Tracey Hecht Smilow         Director                           April 30, 2003
-----------------------
Name: Tracey Hecht Smilow

/s/ Shane Gleeson               Director                           April 30, 2003
----------------------
Name:    Shane Gleeson

/s/ Dean Kehler                 Director                            April 30, 2003
---------------
Name: Dean Kehler

/s/ Thomas Leaton               Director                           April 30, 2003
------------------------
Name:    Thomas Leaton

/s/ Mark Singleton              Chief Financial Officer            April 30, 2003
------------------------
Name: Mark Singleton

                                  EXHIBIT INDEX

Exhibit (8)(ii)     Participation Agreement among Rydex Variable Trust, Rydex
                    Distributors, Inc. and Jefferson National Life Insurance
                    Company.

Exhibit (10)(a)     Consent of Morgan, Lewis & Bockius LLP.

Exhibit (10)(b)     Consent of Independent Auditors.